As filed with the Securities and Exchange Commission on April 29, 2005.

                                                     File No. 333-10105

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No.11


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 12



                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT AMLVA
                           (Exact Name of Registrant)

                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
                         (Depositor's Telephone Number,
                              Including Area Code)

                               MARIANNE O'DOHERTY
                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

It is proposed that this filing will become effective:

___ immediately upon filing pursuant to paragraph (b) of Rule 485
X   on April 30, 2005 pursuant to paragraph (b) of Rule 485
___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                           THE AARP VARIABLE ANNUITY

                             SEPARATE ACCOUNT AMLVA

                    AMERICAN MATURITY LIFE INSURANCE COMPANY

                                 P.O. BOX 80469

                               LINCOLN, NE 68501

                           TELEPHONE: 1-800-923-3334


 -------------------------------------------------------------------------------
This Prospectus describes information you should know before you purchase The AARP Variable Annuity. Please read it carefully.

This Prospectus describes the AARP Variable Annuity, a group flexible premium variable annuity contract. American Maturity Life Insurance Company ("AMERICAN MATURITY" or "COMPANY" or "WE" or "US") offers the AARP Variable Annuity by issuing you a Certificate or Contract ("Certificate") if you are eligible. We offer the Certificate to members of the American Association of Retired Persons ("AARP") for retirement planning purposes, where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payments at a later date. This Annuity is a flexible premium, tax-deferred, variable annuity. It is:

.. Flexible, because you may add Premium Payments at any time.

.. Tax-deferred, which means you generally don't pay taxes until you take money out or until we start to make Annuity Payments.

.. Variable, because the value of your Annuity will fluctuate with the performance of the underlying funds.

At the time you purchase your Annuity, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:

.. Scudder SVS I Money Market Portfolio - Class A

.. Scudder SVS I Bond Portfolio - Class A

.. Janus Aspen Series Balanced Portfolio - Institutional Shares

.. Scudder SVS I Capital Growth Portfolio - Class A

.. Scudder SVS I Growth and Income Portfolio - Class A

.. Neuberger Berman AMT Partners Portfolio - Class I

.. Dreyfus VIF - Appreciation Portfolio: Initial Shares

.. Dreyfus VIF - Developing Leaders Portfolio: Initial Shares

.. Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares



You may also allocate some or all of your Premium Payment to the "Fixed Account," which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Premium Payments allocated to the Fixed Account are not segregated from our company assets like the assets of the Separate Account.

NEW CONTRACTS ARE NO LONGER OFFERED FOR SALE.

If you decide to buy this Annuity, you should keep this prospectus for your records. You can also call us at 1-800-923-3334 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Annuity and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus. Although we file the prospectus and the Statement of Additional information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.


                                 1  PROSPECTUS

This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http:// www.sec.gov).

This Annuity IS NOT:

.. A bank deposit or obligation

.. Federally insured

.. Endorsed by any bank or governmental agency

This Annuity may not be available for sale in all states.

 -------------------------------------------------------------------------------
Prospectus dated April 30, 2005

Statement of Additional Information dated: April 30, 2005























































                                 2  PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                        PAGE


--------------------------------------------------------------------------------
DEFINITIONS                                                             4
--------------------------------------------------------------------------------
FEE TABLE                                                               7
--------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES                                        7
--------------------------------------------------------------------------------
PORTFOLIO ANNUAL EXPENSES                                               7
--------------------------------------------------------------------------------
ACCUMULATION UNIT VALUES                                                9
--------------------------------------------------------------------------------
HIGHLIGHTS                                                              11
--------------------------------------------------------------------------------
GENERAL CERTIFICATE INFORMATION                                         12
--------------------------------------------------------------------------------
  American Maturity Life Insurance Company                              12
--------------------------------------------------------------------------------
  The Separate Account                                                  12
--------------------------------------------------------------------------------
  The Funds                                                             12
--------------------------------------------------------------------------------
  Investment Advisers to the Funds                                      13
--------------------------------------------------------------------------------
THE FIXED ACCOUNT                                                       14
--------------------------------------------------------------------------------
THE CERTIFICATE                                                         16
--------------------------------------------------------------------------------
  PURCHASES AND CERTIFICATE VALUE                                       16
--------------------------------------------------------------------------------
CHARGES AND FEES                                                        18
--------------------------------------------------------------------------------

                                                                        PAGE
--------------------------------------------------------------------------------
DEATH BENEFIT                                                           20
--------------------------------------------------------------------------------
SURRENDERS                                                              22
--------------------------------------------------------------------------------
ANNUITY OPTIONS                                                         22
--------------------------------------------------------------------------------
OTHER PROGRAMS AVAILABLE                                                24
--------------------------------------------------------------------------------
OTHER INFORMATION                                                       25
--------------------------------------------------------------------------------
  Legal Matters and Experts                                             25
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                              25
--------------------------------------------------------------------------------
  A. General                                                            25
--------------------------------------------------------------------------------
  B. Taxation of America Maturity and the Separate Account              26
--------------------------------------------------------------------------------
  C. Taxation of Annuities - General Provisions Affecting Purchasers
     Other Than Qualified Retirement plans                              26
--------------------------------------------------------------------------------
  D. Federal Income Tax Withholding                                     29
--------------------------------------------------------------------------------
  E. General Provisions Affecting IRAs                                  29
--------------------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                30
--------------------------------------------------------------------------------








                                 3  PROSPECTUS

DEFINITIONS
--------------------------------------------------------------------------------

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT                                                     Any of the Sub-Accounts or Fixed Account.
-------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNITS                                          If you allocate your premium payment to any of the
                                                            sub-accounts, we will convert those payments into
                                                            Accumulation Units in the selected Sub-Accounts.
                                                             Accumulation Units are valued at the end of each
                                                            business day and are used to calculate the value of
                                                            your Certificate prior to annuitization.
-------------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT VALUE                                     The daily price of Accumulation Units on any Business
                                                            Day.
-------------------------------------------------------------------------------------------------------------------
ADMINISTRATION CHARGE                                       The dollar amount that We deduct to cover
                                                            administrative expenses. This charge is an annual
                                                            percentage. It will be shown on your Certificate on the
                                                            page entitled "Certificate Specifications."
-------------------------------------------------------------------------------------------------------------------
ADMINISTRATIVE OFFICE OF THE COMPANY                         Our location and overnight mailing address is:
                                                            American Maturity Life Insurance Company, 2940 S. 84th
                                                            Street, Lincoln, NE 68506.

                                                            Our standard mailing address is: American Maturity Life
                                                            Insurance Company, P.O. Box 80469, Lincoln, NE 68501.
-------------------------------------------------------------------------------------------------------------------
AMERICAN MATURITY LIFE INSURANCE COMPANY                    American Maturity Life, we, us or our. We do not
                                                            capitalize "we," "us," or "our" in the prospectus.
-------------------------------------------------------------------------------------------------------------------
ANNIVERSARY VALUE                                           The value equal to the Certificate Value as of a
                                                            Certificate Anniversary, increased by the dollar amount
                                                            of any Premium Payments made since that anniversary and
                                                            reduced by the dollar amount of any partial surrenders
                                                            since that anniversary.
-------------------------------------------------------------------------------------------------------------------
ANNUAL FEE                                                  An annual $25 charge deducted the day before the
                                                            Certificate Anniversary or upon full surrender if the
                                                            Certificate value at either of those times is less than
                                                            $50,000.  The charge is deducted proportionately from
                                                            each account in which you are invested.
-------------------------------------------------------------------------------------------------------------------
ANNUAL WITHDRAWAL AMOUNT                                    This is the amount you can surrender per certificate
                                                            year without paying a contingent deferred sales charge.
                                                             This amount is non-cumulative, meaning that it cannot
                                                            be carried over from one year to the next.
-------------------------------------------------------------------------------------------------------------------
ANNUITANT                                                   The person on whose life the Certificate is based.  The
                                                            Annuitant may not be changed after your Certificate is
                                                            issued.
-------------------------------------------------------------------------------------------------------------------
ANNUITIZATION                                               The time when regularly scheduled Annuity Payments
                                                            begin.
-------------------------------------------------------------------------------------------------------------------
ANNUITY                                                     This is a Certificate issued by us that provides, in
                                                            exchange for Premium Payments, a series of Annuity
                                                            Payments. This Certificate allows your Premium Payments
                                                            and earnings to accumulate tax deferred until
                                                            Surrenders are taken or Annuity Payments are made.
-------------------------------------------------------------------------------------------------------------------
ANNUITY COMMENCEMENT DATE                                   The date we start to make Annuity Payments.
-------------------------------------------------------------------------------------------------------------------
ANNUITY PAYMENT                                             The money we pay out after the Annuity Commencement
                                                            Date for the duration and frequency you select.
-------------------------------------------------------------------------------------------------------------------
ANNUITY PAYMENT OPTION                                      Any of the options available for payment after the
                                                            Annuity Commencement Date or death of the Certificate
                                                            Owner or Annuitant.
-------------------------------------------------------------------------------------------------------------------
ANNUITY UNIT(S)                                             The unit of measure we use to calculate the value of
                                                            your Annuity Payments under a variable dollar amount
                                                            Annuity Payment Option.
-------------------------------------------------------------------------------------------------------------------
ANNUITY UNIT VALUE                                          The daily price of Annuity Units on any Business Day.
-------------------------------------------------------------------------------------------------------------------
                                  4 PROSPECTUS

BENEFICIARY                                                 The person(s) entitled to receive a Death Benefit upon
                                                            the death of the Certificate Owner or Annuitant.
-------------------------------------------------------------------------------------------------------------------
BUSINESS DAY                                                Every day the New York Stock Exchange is open for
                                                            trading. Values of the Separate Account are determined
                                                            as of the close of the New York Stock Exchange,
                                                            generally 4:00 p.m. Eastern Time.
-------------------------------------------------------------------------------------------------------------------
CERTIFICATE                                                 Your annuity policy. The Certificate is issued by us to
                                                            you.  It is evidence that you, or someone on your
                                                            behalf, made a premium payment under the group contract
                                                            issued to us by the AARP Group Annuity Trust.
-------------------------------------------------------------------------------------------------------------------
CERTIFICATE ANNIVERSARY                                     The anniversary of the date we issued your Certificate.
                                                            If the Certificate Anniversary falls on a Non-Business
                                                            Day, then the Certificate Anniversary will be the next
                                                            Business Day.
-------------------------------------------------------------------------------------------------------------------
CERTIFICATE OWNER OR YOU                                    The owner or holder of this Annuity.  We do not
                                                            capitalize "you" in the prospectus.
-------------------------------------------------------------------------------------------------------------------
CERTIFICATE VALUE                                           The total value of the Accounts on any Business Day.
-------------------------------------------------------------------------------------------------------------------
CERTIFICATE YEAR                                            Any 12 month period between Certificate Anniversaries,
                                                            beginning with the date the Certificate was issued.
-------------------------------------------------------------------------------------------------------------------
CODE                                                        The Internal Revenue Code of 1986, as amended.
-------------------------------------------------------------------------------------------------------------------
CONTINGENT ANNUITANT                                        The person you may designate to become the Annuitant if
                                                            the original Annuitant dies before the Annuity
                                                            Commencement Date.  You must name a Contingent
                                                            Annuitant before the original Annuitant's death.
-------------------------------------------------------------------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE                            The deferred sales charge that may apply when you make
                                                            a full or partial surrender.
-------------------------------------------------------------------------------------------------------------------
DEATH BENEFIT                                               The amount payable after the Certificate Owner or the
                                                            Annuitant dies.
-------------------------------------------------------------------------------------------------------------------
DOLLAR COST AVERAGING                                       A program that allows you to systematically make
                                                            transfers between Accounts available in your
                                                            Certificate.
-------------------------------------------------------------------------------------------------------------------
FIXED ACCOUNT                                               Part of our General Account, where you may allocate all
                                                            or a portion of your Certificate Value.
-------------------------------------------------------------------------------------------------------------------
GENERAL ACCOUNT                                             The General Account includes our company assets and any
                                                            money you have invested in the Fixed Account.
-------------------------------------------------------------------------------------------------------------------
JOINT ANNUITANT                                             A second person on whose life income payments depend.
                                                            You may name a Joint Annuitant only if your Annuity
                                                            Payment Option provides for a survivor.  The Joint
                                                            Annuitant may not be changed.
-------------------------------------------------------------------------------------------------------------------
NET INVESTMENT FACTOR                                       This is used to measure the investment performance of a
                                                            Sub-Account from one Business Day to the next, and is
                                                            also used to calculate your Annuity Payment amount.
-------------------------------------------------------------------------------------------------------------------
NON-QUALIFIED CERTIFICATE                                   A Certificate that is not defined as a tax-qualified
                                                            retirement plan by the Code.
-------------------------------------------------------------------------------------------------------------------
NON-BUSINESS DAY                                            Any day the New York Stock Exchange is not open for
                                                            trading.
-------------------------------------------------------------------------------------------------------------------
PORTFOLIOS                                                  The investment options described in this prospectus or
                                                            any supplements to the prospectus.
-------------------------------------------------------------------------------------------------------------------
PREMIUM PAYMENT                                             Money sent to us to be invested in your Annuity.
-------------------------------------------------------------------------------------------------------------------
PREMIUM TAX                                                 A tax charged by a state or municipality on Premium
                                                            Payments.
-------------------------------------------------------------------------------------------------------------------
                                  5 PROSPECTUS

REQUIRED MINIMUM DISTRIBUTION                               A federal requirement that individuals age 701/2 and
                                                            older must take a distribution from their individual
                                                            retirement annuity or individual retirement account
                                                            (IRA) by December 31, each year.
-------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                                            An account that we established to separate the assets
                                                            of the variable Sub-Accounts from the assets of the
                                                            company.
-------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNT                                                 A division of the Separate Account that purchases the
                                                            Funds available in this Certificate.
-------------------------------------------------------------------------------------------------------------------
 SUB-ACCOUNT VALUE                                          The value on or before the Annuity Commencement Date,
                                                            which is determined on any day by multiplying the
                                                            number of Accumulation Units by the Accumulation Unit
                                                            Value for that Sub-Account.
-------------------------------------------------------------------------------------------------------------------
SURRENDER                                                   A complete or partial withdrawal from your Certificate.
-------------------------------------------------------------------------------------------------------------------
SURRENDER VALUE                                             The amount we pay you if you terminate your Certificate
                                                            before the Annuity Commencement Date.  The Surrender
                                                            Value is equal to the Certificate Value minus any
                                                            applicable charges.
-------------------------------------------------------------------------------------------------------------------
VALUATION PERIOD                                            The time span between the close of trading on the New
                                                            York Stock Exchange from one Business Day to the next.
-------------------------------------------------------------------------------------------------------------------

                                  6 PROSPECTUS

FEE TABLE

               CERTIFICATE OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage of premium            None
payments)
Contingent Deferred Sales Charge (as a percentage of premium payments)
 First Year (1)                                                             5%
 Second Year (1)                                                            4%
 Third Year (1)                                                             3%
 Fourth Year (1)                                                            2%
 Fifth Year (1)                                                             1%
 Sixth Year (1)                                                             0%
 Transfer Fee (2)                                                        None
 Withdrawal Fee (3)                                                      None
 Annual Maintenance Fee (4)                                            $25.00

--------------------------------------------------------------------------------

(1) Length of time from certificate date in years.

(2) we reserve the right to impose a transaction fee in the future of up to $15.00 per transfer in excess of 12 in any Certificate Year. see "the Certificate -Transfers Between The Sub-Accounts/Fixed Account."

(3) We reserve the right to impose a withdrawal fee in the future of up to $15.00 per withdrawal on withdrawals in excess of 12 in any Certificate Year. see "The Certificate -- Surrenders."

(4) This fee will be charged on the day before each Certificate Anniversary prior to your Annuity Commencement Date and at the time of a full surrender unless your Certificate Value is at least $50,000 on that date.

                        SEPARATE ACCOUNT ANNUAL EXPENSES


               (AS A PERCENTAGE OF AVERAGE DAILY SUB-ACCOUNT VALUE)

Mortality and Expense Risk Charge                                        0.65%
-------------------------------------------------------------------------------
Administration Fee                                                       0.20%
-------------------------------------------------------------------------------
Total Separate Account Expenses                                          0.85%
-------------------------------------------------------------------------------




                           PORTFOLIO ANNUAL EXPENSES

                (AFTER VOLUNTARY REDUCTIONS AND REIMBURSEMENTS)

           (AS A PERCENTAGE OF PORTFOLIO AVERAGE DAILY NET ASSETS)(1)

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                           ANNUAL PORTFOLIO EXPENSES
----------------------------------------------------------------------------------
                                 Minimum                       Maximum
----------------------------------------------------------------------------------
Total Annual Portfolio
Operating Expenses
(expenses that are
deducted from
Portfolio assets,
which may include
management fees,
distribution and/or
services (12b-1) fees,              0.50%                         0.91%
and other expenses)
----------------------------------------------------------------------------------


(1) Figures shown in the Table are for the year ended December 31, 2004 (except as otherwise noted).

The purpose of the Fee Table and Example is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee table and Example reflect expenses of the Separate Account and underlying funds. We will deduct any Premium Taxes that apply.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.


                                 7  PROSPECTUS

EXAMPLE 1
This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

.. invested $10,000 in the Contract for the time periods indicated,

.. earned a 5% annual return on your investment, and

.. surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

                                         1Year          3Years            5Years            10Years
-------------------------------------------------------------------------------------------------------
Costs Based on Maximum Annual            $565           $812            $1,082             $2,314
Portfolio Expenses
-------------------------------------------------------------------------------------------------------
Costs Based on Minimum Annual            $523           $684            $  865             $1,864
Portfolio Expenses
-------------------------------------------------------------------------------------------------------





EXAMPLE 2
This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

                       1Year          3Years            5Years            10Years
-------------------------------------------------------------------------------------
Costs Based on
Maximum Annual
Portfolio              $205           $632            $1,082             $2,314
Expenses
-------------------------------------------------------------------------------------
Costs Based on
Minimum Annual
Portfolio              $163           $504            $  865             $1,864
Expenses
-------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED.
 THE ABOVE EXAMPLES ASSUME A MORTALITY AND EXPENSE RISK CHARGE OF 0.65%, AN ADMINISTRATIVE EXPENSE CHARGE OF 0.20%, AND AN ANNUAL CONTRACT MAINTENANCE CHARGE OF $25.






                                 8  PROSPECTUS

ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.



Ended December 31,

          Sub-Accounts            2001     2000     1999     1998     1997
-------------------------------------------------------------------------------
SCUDDER SVS I MONEY MARKET -
CLASS A SUB-ACCOUNT (INCEPTION
DATE FEBRUARY 28, 1996)
 Accumulation unit value at
 beginning of period              $11.847  $11.247  $10.804  $10.348   $10.000
 Accumulation unit value at end
 of period                        $12.212  $11,847  $11.247  $10.804   $10.348
 Number accumulation units
 outstanding at end of period         336      368      428      370        33
 (in thousands)
-------------------------------------------------------------------------------
SCUDDER SVS I BOND - CLASS A
SUB-ACCOUNT (INCEPTION DATE
FEBRUARY 28, 1996)
 Accumulation unit value at
 beginning of period              $12.310  $11.230  $11.434  $10.820   $10.000
 Accumulation unit value at end
 of period                        $12.906  $12.310  $11.230  $11.434   $10.820
 Number accumulation units
 outstanding at end of period         595      676      769      617        52
 (in thousands)
-------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED -
INSTITUTIONAL SHARES SUB-ACCOUNT
(INCEPTION DATE FEBRUARY 28,
1996)
 Accumulation unit value at
 beginning of period              $18.705  $19.303  $15.359  $11.535   $10.000
 Accumulation unit value at end
 of period                        $17.680  $18.705  $19.303  $15.359   $11.535
 Number accumulation units
 outstanding at end of period         336      411      435      253        26
 (in thousands)
-------------------------------------------------------------------------------
SCUDDER SVS I CAPITAL GROWTH -
CLASS A SUB-ACCOUNT (INCEPTION
DATE FEBRUARY 28, 1996)
 Accumulation unit value at
 beginning of period              $18.271  $20.453  $15.252  $12.483   $10.000
 Accumulation unit value at end
 of period                        $14.609  $18.271  $20.453  $15.252   $12.483
 Number accumulation units
 outstanding at end of period         218      263      245      188        45
 (in thousands)
-------------------------------------------------------------------------------
SCUDDER SVS I GROWTH AND INCOME
- CLASS A SUB-ACCOUNT
(INCEPTION DATE FEBRUARY 28,
1996)
 Accumulation unit value at
 beginning of period              $13.117  $13.514  $12.848  $12.121   $10.000
 Accumulation unit value at end
 of period                        $11.536  $13.117  $13.514  $12.848   $12.121
 Number accumulation units
 outstanding at end of period         675      780      897      805       170
 (in thousands)
-------------------------------------------------------------------------------
NEUBERGER BERMAN AMT PARTNERS -
CLASS I SUB-ACCOUNT
(INCEPTION DATE FEBRUARY 28,
1996)
 Accumulation unit value at
 beginning of period              $13.548  $13.568  $12.745  $12.334   $10.000
 Accumulation unit value at end
 of period                        $13.053  $13.548  $13.568  $12.745   $12.334
 Number accumulation units
 outstanding at end of period         403      481      519      467        71
 (in thousands)
-------------------------------------------------------------------------------
DREYFUS VIF - APPRECIATION:
INITIAL SHARES SUB-ACCOUNT
(INCEPTION DATE FEBRUARY 28,
1996)
 Accumulation unit value at
 beginning of period              $16.566  $16.817  $15.217  $11.787   $10.000
 Accumulation unit value at end
 of period                        $14.897  $16.566  $16.817  $15.217   $11.787
 Number accumulation units
 outstanding at end of period         733      844      939      755       110
 (in thousands)
-------------------------------------------------------------------------------
DREYFUS VIF - DEVELOPING
LEADERS: INITIAL SHARES
SUB-ACCOUNT
(INCEPTION DATE FEBRUARY 28,
1996)
 Accumulation unit value at
 beginning of period              $15.541  $13.833  $11.329  $11.833   $10.000
 Accumulation unit value at end
 of period                        $14.467  $15.541  $13.833  $11.329   $11.833
 Number accumulation units
 outstanding at end of period         163      188      142      144        35
 (in thousands)
-------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE
GROWTH - INSTITUTIONAL SHARES
SUB-ACCOUNT
(INCEPTION DATE FEBRUARY 28,
1996)
 Accumulation unit value at
 beginning of period              $19.880  $23.775  $14.580  $11.406   $10.000
 Accumulation unit value at end
 of period                        $15.288  $19.880  $23.775  $14.580   $11.406
 Number accumulation units
 outstanding at end of period         597      667      689      588       116
 (in thousands)
-------------------------------------------------------------------------------





                                 9  PROSPECTUS

                                  Year Ended December 31,
Sub-Accounts                               2004              2003       2002
-------------------------------------------------------------------------------
SCUDDER SVS I MONEY MARKET -
CLASS A SUB-ACCOUNT (INCEPTION
DATE FEBRUARY 28, 1996)
 Accumulation unit value at
 beginning of period                     $ 12.285          $ 12.289   $ 12.212
 Accumulation unit value at end
 of period                               $ 12.291          $ 12.285   $ 12.289
 Number accumulation units
 outstanding at end of period             164,018           213,891    289,907
 (in thousands)
-------------------------------------------------------------------------------
SCUDDER SVS I BOND - CLASS A
SUB-ACCOUNT (INCEPTION DATE
FEBRUARY 28, 1996)
 Accumulation unit value at
 beginning of period                     $ 14.351          $ 13.777   $ 12.906
 Accumulation unit value at end
 of period                               $ 14.996          $ 14.351   $ 13.777
 Number accumulation units
 outstanding at end of period             292,563           361,606    471,891
 (in thousands)
-------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED -
INSTITUTIONAL SHARES SUB-ACCOUNT
(INCEPTION DATE FEBRUARY 28,
1996)
 Accumulation unit value at
 beginning of period                     $ 18.547          $ 16.401   $ 17.680
 Accumulation unit value at end
 of period                               $ 19.958          $ 18.547   $ 16.401
 Number accumulation units
 outstanding at end of period             185,184           234,717    269,641
 (in thousands)
-------------------------------------------------------------------------------
SCUDDER SVS I CAPITAL GROWTH -
CLASS A SUB-ACCOUNT (INCEPTION
DATE FEBRUARY 28, 1996)
 Accumulation unit value at
 beginning of period                     $ 12.906          $ 10.258   $ 14.609
 Accumulation unit value at end
 of period                               $ 13.818          $ 12.906   $ 10.258
 Number accumulation units
 outstanding at end of period             160,418           190,601    188,309
 (in thousands)
-------------------------------------------------------------------------------
SCUDDER SVS I GROWTH AND INCOME
- CLASS A SUB-ACCOUNT
(INCEPTION DATE FEBRUARY 28,
1996)
 Accumulation unit value at
 beginning of period                     $ 11.050          $  8.793   $ 11.536
 Accumulation unit value at end
 of period                               $ 12.070          $ 11.050   $  8.793
 Number accumulation units
 outstanding at end of period             401,684           513,940    580,402
 (in thousands)
-------------------------------------------------------------------------------
NEUBERGER BERMAN AMT PARTNERS -
CLASS I SUB-ACCOUNT
(INCEPTION DATE FEBRUARY 28,
1996)
 Accumulation unit value at
 beginning of period                     $ 13.151          $  9.818   $ 13.053
 Accumulation unit value at end
 of period                               $ 15.514          $ 13.151   $  9.818
 Number accumulation units
 outstanding at end of period             250,647           312,259    370,034
 (in thousands)
-------------------------------------------------------------------------------
DREYFUS VIF - APPRECIATION:
INITIAL SHARES SUB-ACCOUNT
(INCEPTION DATE FEBRUARY 28,
1996)
 Accumulation unit value at
 beginning of period                     $ 14.780          $ 12.302   $ 14.897
 Accumulation unit value at end
 of period                               $ 15.394          $ 14.780   $ 12.302
 Number accumulation units
 outstanding at end of period             432,259           534,441    615,793
 (in thousands)
-------------------------------------------------------------------------------
DREYFUS VIF - DEVELOPING
LEADERS: INITIAL SHARES
SUB-ACCOUNT
(INCEPTION DATE FEBRUARY 28,
1996)
 Accumulation unit value at
 beginning of period                     $ 15.149          $ 11.601   $ 14.467
 Accumulation unit value at end
 of period                               $ 16.724          $ 15.149   $ 11.601
 Number accumulation units
 outstanding at end of period             115,907           129,323    137,525
 (in thousands)
-------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE
GROWTH - INSTITUTIONAL SHARES
SUB-ACCOUNT
(INCEPTION DATE FEBRUARY 28,
1996)
 Accumulation unit value at
 beginning of period                     $ 13.883          $ 11.293   $ 15.288
 Accumulation unit value at end
 of period                               $ 14.424          $ 13.883   $ 11.293
 Number accumulation units
 outstanding at end of period             339,355           438,901    510,305
 (in thousands)
-------------------------------------------------------------------------------







                                 10  PROSPECTUS

HIGHLIGHTS
--------------------------------------------------------------------------------

HOW DO I PURCHASE THIS ANNUITY?

You must complete an Enrollment Form and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $5,000 and subsequent Premium Payments must be at least $250, unless you take advantage of our Pre-Authorized Checking Program ("PAC").

.. For a limited time, usually within ten days after you receive your Certificate, you may cancel your annuity without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your written request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

.. You don't pay a sales charge when you purchase your Annuity. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Annuity. The Contingent Deferred Sales Charge will depend on the length of time from your Certificate Date to the time of surrender.

                   Certificate Year                          Charge
                   ----------------                      --------------
                           1                                   5%
                           2                                   4%
                           3                                   3%
                           4                                   2%
                           5                                   1%
                     6 or greater                              0%


  You won't be charged a Contingent Deferred Sales Charge on:

.. The Annual Withdrawal Amount

.. Premium Payments or earnings that have been in your Annuity for more than five years.

.. Distributions made due to death

.. Payments we make to you as part of your Annuity Payment

.. While you are confined to a nursing home (See "Nursing Home Waiver" on page
  19)

.. To meet IRS minimum distribution requirements if this Certificate is an IRA

.. While you are under age 65 and totally disabled (see "Disability Waiver" on page 19)

.. While you have a terminal illness (see "Terminal Illness" on page 19)

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $25.00 fee each year on the day before your Certificate Anniversary or when you fully Surrender your annuity, if, on either of those dates, the value of your annuity is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

You pay three different types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

.. A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of .65% of your Certificate Value invested in the Funds.

.. The second type of charge is the fee you pay for the Funds.  See Annual Fund
  Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.

.. The third type of charge is an Administration charge of .20% of your Certificate Value in the invested Funds.

CAN I TAKE OUT ANY OF MY MONEY?

You may surrender all or part of the amounts you have invested at any time before we start making Annuity Payments.

.. Withdrawals taken prior to annuitization are generally considered to come from the earnings in the Certificate first. If the Certificate is tax-qualified, generally all withdrawals are treated as distributions of earnings.
  Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

.. You may have to pay a Contingent Deferred Sales Charge on the money you
  Surrender.

WILL AMERICAN MATURITY PAY A DEATH BENEFIT?

There is a Death Benefit if the Certificate Owner, joint owner or the Annuitant die before we begin to make Annuity Payments. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal documents acceptable to us and will be the greater of:

.. The total Premium Payments you have made to us minus any amounts you have Surrendered, or

.. The Certificate Value of your Annuity.

This Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions until we receive your settlement instructions and will fluctuate with the performance of the underlying Funds.

WHAT ANNUITY PAYMENT OPTIONS ARE AVAILABLE?

When it comes time for us to make payments, you may choose one of the following Annuity Payment Options: Life Annuity; Life Annuity with 120, 180 or 240 Monthly Payments Certain; Cash Refund Life Annuity (this option is not available for variable annuity payments); Joint and Last Survivor Life Annuity; and Payments For a Designated Period.


                                 11  PROSPECTUS

You must begin to take payments by the end of the Annuitant's 90th year. If you do not tell us what Annuity Payment Option you want before that time, we will make payments under the Payments for a Designated Period Annuity Payment Option.


GENERAL CERTIFICATE INFORMATION
--------------------------------------------------------------------------------

AMERICAN MATURITY LIFE INSURANCE COMPANY

American Maturity is a stock insurance company engaged in the business of writing annuities. American Maturity was incorporated under the name of First Equicor Life Insurance Company under the laws of California on October 24, 1972. On July 29, 1994, First Equicor Life Insurance Company redomesticated to Connecticut and changed its name to American Maturity Life Insurance Company.
 American Maturity is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company, which is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation. Prior to October 31, 2001, American Maturity was owned 60% by Hartford Life and Accident Insurance Company and 40% by Pacific Life Insurance Company.

On July 18, 2000 Allstate Life Insurance Company ("Allstate") entered into a reinsurance agreement with American Maturity Life where Allstate reinsured all of American Maturity's rights, liabilities, and obligations with respect to the Separate Account under the Certificate.

On the same date, American Maturity and Glenbrook Life and Annuity Company ("Glenbrook") entered into an administrative services agreement under which Glenbrook will administer the Certificates. On January 1, 2005, Glenbrook merged into Allstate Life Insurane Company. None of these agreements will change the fact that American Maturity is primarily liable to you under your Certificate.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of this Certificate. The Separate Account was established on February 28, 1996 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or American Maturity. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:

.. Holds assets for your benefit and the benefit of other Certificate Owners, and the persons entitled to the payments described in the Certificate.

.. Is not subject to the liabilities arising out of any other business American
  Maturity Life may conduct.

.. Is not affected by the rate of return of American Maturity Life's General
  Account.

.. Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the separate account. There is no assurance that the value of your annuity will equal the total of the payments you make to us.

THE FUNDS

The underlying variable investments for the Certificates are certain shares of the Dreyfus Variable Investment Fund ("Dreyfus VIF"), Janus Aspen Series ("Janus Aspen"), Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT"), and Scudder Variable Series I ("Scudder SVS I"), all diversified series investment companies with multiple portfolios. We reserve the right, subject to compliance with the law, to offer additional funds with differing investment objectives.

A full description of the Funds, their investment policies and restrictions, risks, charges and expenses and all other aspects of their operation is contained in separate prospectuses (reprinted at the end of this booklet). Each prospectus should be read in conjunction with this prospectus before investing.

The investment objectives of each of the funds are summarized below. There is, of course, no assurance that any fund will meet its objective:

These funds may not be available in all States.



                                 12  PROSPECTUS

PORTFOLIO               EACH PORTFOLIO SEEKS           INVESTMENT ADVISOR
-------------------------------------------------------------------------------
SCUDDER SVS I MONEY     To maintain stability of
MARKET PORTFOLIO -       capital and, consistent       DEUTSCHE INVESTMENT
CLASS A                  therewith, to maintain the    MANAGEMENT AMERICAS INC.
                         liquidity of capital and to
                         provide current income
-------------------------------------------------------------------------------
SCUDDER SVS I BOND      To provide a high level of     DEUTSCHE INVESTMENT
PORTFOLIO - CLASS A      income consistent with a      MANAGEMENT AMERICAS INC.
                         high quality portfolio of
                         debt securities
-------------------------------------------------------------------------------
JANUS ASPEN SERIES      Long-term capital growth,      JANUS CAPITAL MANAGEMENT
BALANCED PORTFOLIO -     consistent with preservation  LLC
INSTITUTIONAL SHARES     of capital and balanced by
                         current income.
-------------------------------------------------------------------------------
JANUS ASPEN SERIES      Long-term growth of capital    JANUS CAPITAL MANAGEMENT
WORLDWIDE GROWTH         in a manner consistent with   LLC
PORTFOLIO -              the preservation of capital.
INSTITUTIONAL SHARES
-------------------------------------------------------------------------------
SCUDDER SVS I CAPITAL   To maximize long-term capital  DEUTSCHE INVESTMENT
GROWTH PORTFOLIO -       growth through a broad and    MANAGEMENT AMERICAS INC.
CLASS A                  flexible investment program
-------------------------------------------------------------------------------
SCUDDER SVS I GROWTH    Long-term growth of capital,   DEUTSCHE INVESTMENT
AND INCOME PORTFOLIO -   current income and growth of  MANAGEMENT AMERICAS INC.
CLASS A                  income
-------------------------------------------------------------------------------
NEUBERGER BERMAN AMT    Growth of capital              NEUBERGER BERMAN
PARTNERS PORTFOLIO -                                   MANAGEMENT INC.
CLASS I
-------------------------------------------------------------------------------
DREYFUS VIF -           Long-term capital growth       THE DREYFUS CORPORATION
APPRECIATION             consistent with the           AND SUB-ADVISED BY FAYEZ
PORTFOLIO: INITIAL       preservation of capital.       SAROFIM & CO.
SHARES                    Its secondary goal is
                         current income.
-------------------------------------------------------------------------------
DREYFUS VIF -           Capital growth
DEVELOPING LEADERS                                     THE DREYFUS CORPORATION
PORTFOLIO: INITIAL
SHARES
-------------------------------------------------------------------------------


INVESTMENT ADVISERS TO THE FUNDS

THE DREYFUS CORPORATION
200 Park Avenue
New York, New York 10166

FAYEZ SAROFIM & CO. (SUB-ADVISER)
909 Fannin
Two Houston Center, Suite 2907
Houston, Texas 77010-1083

JANUS CAPITAL MANAGEMENT LLC
151 Detroit Street
Denver, Colorado 80206-4923

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue, 2nd Floor
New York, New York 10158-0180

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC.
345 Park Avenue
New York, New York 10154





Please see the prospectuses for the Dreyfus Variable Investment Fund, Janus Aspen Series, Neuberger Berman Advisers Management Trust and Scudder Variable Series I for more information on each investment adviser.


MIXED AND SHARED FUNDING
Shares of the Funds may be sold to other separate accounts and other insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Certificate Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed funding, as disclosed in the Funds' prospectus.


VOTING RIGHTS
We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

                                 13 PROSPECTUS

Notify you of any Fund shareholders' meeting if the shares held for your Certificate may be voted.

Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Certificate.

Arrange for the handling and tallying of proxies received from Certificate
Owners.

Vote all Fund shares attributable to your Certificate according to instructions received from you, and

Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your certificate may be voted. After we begin to make payments to you, the number of votes you have will decrease.


SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS
We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Certificate. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Certificate Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Securities and Exchange Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Certificate necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of Certificate owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.


ADMINISTRATIVE SERVICES
American Maturity has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, American Maturity provides administrative services and the Funds pay a fee to American Maturity that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each fund or each Fund family.




THE FIXED ACCOUNT
--------------------------------------------------------------------------------

IMPORTANT INFORMATION YOU SHOULD KNOW: THIS PORTION OF THE PROSPECTUS RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. THE FIXED ACCOUNT OR ANY OF ITS INTERESTS ARE NOT SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE REGARDING THE FIXED ACCOUNT. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Certificate Values allocated to the Fixed Account become a part of our General Account assets. We invest the assets of the general account according to the laws governing the investments of insurance company General Accounts.

Currently, we guarantee that we will credit interest at a rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Account. We reserve the right to change the rate subject only to applicable state insurance law. We may credit interest at a rate in excess of 3% per year. We will periodically publish the Fixed Account interest rates currently in effect. There is no specific formula for determining interest rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available and anticipated on our investments, regulatory and tax requirements and competitive factors. We will account for any deductions, surrenders or transfers from the Fixed Account on a "first-in first-out" basis.

IMPORTANT: ANY INTEREST CREDITED TO AMOUNTS YOU ALLOCATE TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED AT OUR SOLE DISCRETION. YOU ASSUME THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, we may credit increased interest rates under certain programs established in our sole discretion.

DOLLAR COST AVERAGING

Dollar cost averaging is a method in which investors buy securities in a series of regular purchases instead of in a single purchase. This allows the investor

                                 14  PROSPECTUS
to have a lower average security price over time. This allows the investor to purchase more units in a lower price environment, and fewer units in a higher price environment. Prior to your Annuity Commencement Date, you may use dollar cost averaging to transfer amounts, over time, from any Sub-Account or the Fixed Account with a Certificate Value of at least $500 to one or more other Sub-Accounts.


                                 15  PROSPECTUS

THE CERTIFICATE
--------------------------------------------------------------------------------

PURCHASES AND CERTIFICATE VALUE

WHAT TYPE OF CERTIFICATE IS AVAILABLE?The certificate is a group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any eligible member of the AARP.

If you are purchasing the certificate for use as an IRA, you should consider other features of the certificate besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.


HOW DO I PURCHASE A CERTIFICATE?
You may purchase a Certificate by completing and submitting an Enrollment Form along with an initial Premium Payment. The minimum Premium Payment is $5,000. For additional Premium Payments, the minimum premium payment is $250. Under certain situations, we may allow smaller Premium Payments, for example, if you enroll in our PAC program or are part of certain tax qualified retirement plans. Prior approval is required for Premium Payments of $1,000,000 or more.

You and your Annuitant must not be older than age 90 (age 89 in New York) on the date that your Certificate is issued. You must be of legal age in the state where the Certificate is issued and you are subject to the eligibility and membership requirements of the AARP.

We reserve the right to reject any Enrollment Form or premium payment for any reason, subject to the applicable state nondiscrimination laws and to our own standards and guidelines.


HOW ARE PREMIUM PAYMENTS APPLIED TO MY CERTIFICATE?
Your initial Premium Payment will be invested within two Business Days of our receipt of a properly completed Enrollment Form and the Premium Payment. Subsequent Premium Payments are priced on the same Business Day they are received. If we receive your subsequent Premium Payment on a Non-Business day, the amount will be invested on the next Business Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions. We will send you a confirmation when we invest your Premium Payment.

If the Enrollment Form accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five business days while we try to obtain complete information. If we cannot obtain the information within five Business Days, we will return the Premium Payment and explain why the Premium Payment could not be processed, unless you authorize us to keep the Premium Payment until the necessary information is received.


CAN I CANCEL MY CERTIFICATE AFTER I PURCHASE IT?
We want you to be satisfied with the certificate you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Certificate, simply return it with a written request for cancellation within ten days after you receive the Certificate. In some states, you may be allowed more time to cancel your Certificate. We will not deduct any Contingent Deferred Sales Charges during this time.

You bear the investment risk from the time the Certificate is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Certificate and the method of purchase.


HOW IS THE VALUE OF MY CERTIFICATE CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?
The Certificate Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Business Day your Certificate Value, with the exception of any Premium Payments credited to the Fixed Account, reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you put into your Certificate, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or annuitizing your Certificate.

To determine the current Accumulation Unit Value, we take the prior Business Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Business Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Business Day to the next. The Net Investment Factor for each Sub-Account equals:

.. The net asset value per share of each Fund held in the Sub-Account at the end of the current Business Day divided by

.. The Net Asset Value per share of each Fund held in the Sub-Account at the end of the prior Business Day; minus


                                 16  PROSPECTUS

.. The daily mortality and expense risk charge and Administrative Charge adjusted for the number of days in the period, and any other applicable charge.

We will send you a statement in each calendar quarter, which tells you how many Accumulation Units you have, their value and your total Certificate Value.


CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

TRANSFERS BETWEEN SUB-ACCOUNTS
Before the Annuity Commencement Date, you may transfer from one Sub-Account to another at no extra charge. After the Annuity Commencement Date, if a variable payout option has been selected, you may transfer from one Sub-Account to another once each quarter. Your transfer request will be processed on the day that it is received as long as it is received on a Business Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Business Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.


MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the portfolio may experience the adverse effects of market timing and excessive trading described above.


TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, or to refuse any transfer request, if:

.. we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

.. we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

.. the total dollar amount being transferred, both in the aggregate and in the transfer request;

.. the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

.. whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities;

.. whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

.. the investment objectives and/or size of the Variable Sub-Account underlying
  Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.


                                 17  PROSPECTUS

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s). If we determine that a Contract Owner has engaged in a pattern of market timing or excessive trading activity involving multiple Variable Sub-Accounts, we will also require that all future transfer requests be submitted through regular U.S. mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. In addition, you may only submit 20 Sub-Account transfers each Certificate Year for each Certificate by U.S. Mail, Voice Response Unit, Internet, telephone, or facsimile. Once these 20 Sub-Account transfers have been executed, you may submit any additional Sub-Account transfers only in writing by U.S. Mail or overnight delivery service.

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.


TELEPHONE TRANSFERS
We may permit you to authorize transfers among the Sub-Accounts and the Fixed Account over the telephone. We will not be responsible for losses resulting from acting upon telephone requests that we reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. All transfer instructions by telephone are tape recorded.

Transaction instructions we receive by telephone before 4:00 p.m. Eastern time (1:00 p.m. Pacific time), (or the close of the New York Stock Exchange, if earlier), on any Business Day will normally be effective on that day, and we will send you written confirmation of each telephone transfer. We cannot guarantee that you will always be able to reach us to complete a telephone transaction in the event of busy telephone lines, severe weather conditions, or other emergencies.

The right to reallocate Certificate Values between the Sub-Accounts is subject to modification if we determine, in our sole opinion, that the exercise of that right by one or more Certificate Owners is, or would be, to the disadvantage of other Certificate Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and the Fixed Account and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an agent acting under a power of attorney on behalf of more than one Certificate Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts and the Fixed Account by a Certificate Owner at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by American Maturity to be to the disadvantage of other Certificate Owners.


POWER OF ATTORNEY
You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Certificate if you have authorized someone else to act under a power of attorney.




CHARGES AND FEES
--------------------------------------------------------------------------------

There are 5 charges and fees associated with the Certificate:

1. THE CONTINGENT DEFERRED SALES CHARGE

The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Certificate, and the cost of preparing sales literature and other promotional activities. We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The percentage of the Contingent Deferred Sales Charge is based on the length of time from your Certificate Date to the time of surrender. The Contingent Deferred Sales Charge will not be assessed on amounts which exceed the total amount of the Premium Payments made. For purposes of assessing the Contingent Deferred Sales Charge, we assume that any Surrenders come first from Premium Payments and next from earnings. Premium Payments are Surrendered in the order in which they were received.

The Contingent Deferred Sales Charge is a percentage of Premium Payments Surrendered and is equal to:

     Certificate Year           Charge
     ----------------       --------------
            1                     5%
            2                     4%
            3                     3%
            4                     2%
            5                     1%
       6 or greater               0%


THE FOLLOWING SURRENDERS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

.. ANNUAL WITHDRAWAL AMOUNT: During the five years from the date we issue your Certificate, you may, each Certificate Year, take partial Surrenders up to 10% of the Premium Payments remaining in the Certificate as of the last Certificate Anniversary. If you do not take 10% one year, you may not take


                                 18  PROSPECTUS
  more than 10% of the remaining Premium Payments the next year. Withdrawals in excess of this amount will be subject to the Contingent Deferred Sales Charge.

.. SURRENDERS MADE AFTER FIVE YEARS FROM THE DATE WE ISSUE YOUR CERTIFICATE.
  After the fifth Certificate Year, you may take the total of: (a) all of your earnings, and (b) all Premium Payments held in your Certificate.

UNDER THE FOLLOWING SITUATIONS, THE CONTINGENT DEFERRED SALES CHARGE IS WAIVED:

.. NURSING HOME WAIVER - No Contingent Deferred Sales Charge will be assessed upon surrenders that occur during your confinement in a facility certified as a nursing home. Such confinement (1) must have been continuous for at least 90 days before the surrender request; (2) must be at the recommendation of a U.S. licensed physician; (3) must be for medically necessary reasons and; (4) must be in effect at the time of the surrender request. In Massachusetts, your nursing home confinement must also be expected to be permanent. This Nursing Home Waiver is not available in New York.

.. DISABILITY WAIVER - No Contingent Deferred Sales Charge will be assessed upon surrenders that occur when you are under age 65 and Totally Disabled. You must provide written proof, satisfactory to us, that you are Totally Disabled. Totally Disabled means a disability that: (1) results from bodily injury or disease; (2) begins while the Certificate is in force; (3) has existed continuously for at least 12 months; and (4) prevents you from engaging in the substantial and material duties of your regular occupation. During the first 12 months of Total Disability, regular occupation means your usual full time (at least 30 hours per week) work when Total Disability begins. we reserve the right to require reasonable proof of such work. After the first 12 months of Total Disability, regular occupation means that for which you are reasonably qualified by education, training or experience. This Disability Waiver is not available in Massachusetts or New York.

.. TERMINAL ILLNESS - No Contingent Deferred Sales Charge will be assessed upon surrenders that occur when you have been diagnosed with a medical condition that results in a life expectancy of less than twelve months. You must provide written proof, satisfactory to us, that you have been diagnosed by a U.S. licensed physician with a medical determinable condition that results in a life expectancy of less than twelve months (2 years in Massachusetts). This Terminal Illness waiver is not available in New York.

.. IRS MINIMUM DISTRIBUTIONS - No Contingent Deferred Sales Charge will be assessed against surrenders necessary to meet the minimum distribution requirements set forth in Section 401(a) of the Code as such requirements apply to amounts held under the Certificate if you so specify in writing.

THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE:

.. Upon death of the Annuitant or Certificate Owner. No Contingent Deferred Sales
  Charge will be deducted if the Annuitant or Certificate Owner dies, unless the Certificate Owner is not a living person (e.g. a trust).

.. Upon Annuitization. The Contingent Deferred Sales Charge is not deducted when you annuitize the Certificate.

.. Upon cancellation during the Right to Examine Period.

2. MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Certificate, we deduct a daily charge at the rate of .65% per year of Sub-Account value (estimated at ..47% for mortality and .18% for expenses). The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

.. MORTALITY RISK - There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payments have begun.

  During the period your Premium Payments are accumulating, We are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

  Once Annuity Payments have begun, we may be required to make Annuity Payments as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payment Option chosen is the Life Annuity, Life Annuity with 120, 180 or 240 Monthly Payments Period Certain, Cash Refund Life Annuity, or Joint and Last Survivor Life Annuity Payment Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

.. EXPENSE RISK - We also bear an expense risk that the Contingent Deferred Sales
  Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Certificate.

Although variable Annuity Payments will fluctuate with the performance of the underlying Fund selected, your Annuity Payments will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in


                                 19  PROSPECTUS
the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

3. ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Certificate Value to reimburse us for expenses relating to the administrative maintenance of the Certificate and the Accounts. The annual $25 charge is deducted the day before the Certificate Anniversary or when the Certificate is fully Surrendered if the Certificate Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Certificate Value is $50,000 or more the day before your Certificate Anniversary or when you fully Surrender your Contract.

4. ADMINISTRATION FEE

We charge an Administrative Fee as compensation for costs we incur in operating the Separate Account and issuing and administering the Certificates, including processing Enrollment Forms and payments, and issuing reports to Certificate owners and to regulatory authorities.

This Administration Fee is charged at an annual rate of 0.20% against all Certificate Values held in the Sub-Accounts during the life of the Certificate. This fee is assessed daily during both the accumulation and the annuity periods. A relationship will not necessarily exist between the actual administrative expenses attributable to a particular Certificate and the Administrative Fee paid in respect of that particular Certificate.

5. PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Certificate when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5%.


DEATH BENEFIT
--------------------------------------------------------------------------------

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay upon the death of the Certificate Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us. The calculated Death Benefit will remain invested in the same Accounts, according to the Certificate Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-account and the dollar amount for the Fixed Account for each Beneficiary's portion of the proceeds.



If death occurs before the Annuity Commencement Date, the Death Benefit is the greater of:

The Certificate Value on the date the death certificate or other legal document acceptable to us is received; or

100% of all Premium Payments paid into the Certificate minus any partial Surrenders;

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit is based on whether death is before, on or after the Annuity Commencement Date.


IF THE DECEASED IS      AND...                  AND...                  THEN THE...
THE...
Certificate Owner       There is a surviving    The Annuitant is         Designated Beneficiary
                         joint Certificate       living or deceased      receives the Death
                         Owner                                           Benefit.
------------------------------------------------------------------------------------------------
Certificate Owner       There is no surviving   The Annuitant is        Designated Beneficiary
                         joint Certificate       living or deceased      receives the Death
                         Owner                                           Benefit.
------------------------------------------------------------------------------------------------
Certificate Owner       There is no surviving    The Annuitant is       Certificate Owner's
                         joint Certificate       living or deceased      estate receives the
                         Owner and the                                   Death Benefit.
                         Beneficiary
                         predeceased the
                         Certificate Owner
------------------------------------------------------------------------------------------------
Annuitant                The Certificate Owner  There is no named       Designated Beneficiary
                         is living               Contingent Annuitant    receives the Death
                                                                         Benefit.
------------------------------------------------------------------------------------------------
Annuitant               The Certificate Owner   There is a surviving    Designated Beneficiary
                         is living               Contingent Annuitant    receives the Death
                                                                         Benefit.
------------------------------------------------------------------------------------------------

                                 20 PROSPECTUS

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS PRIOR TO THE ANNUITY COMMENCEMENT DATE:




IF THE DECEASED IS       AND...                    THEN THE...
THE...
-------------------------------------------------------------------------------
                                                   Death Benefit is paid to the
                                                   surviving joint Certificate
Certificate Owner         The Annuitant is living  Owner, if any, otherwise to
                                                   the Designated Beneficiary.
-------------------------------------------------------------------------------
                         The Certificate Owner is  The Contingent Annuitant
Annuitant                living and there is a     becomes the Annuitant and
                         Contingent Annuitant      the Certificate continues.
-------------------------------------------------------------------------------
                         The Certificate Owner is  The Certificate Owner
Annuitant                living and there is no    receives the Death Benefit.
                         Contingent Annuitant
-------------------------------------------------------------------------------
Annuitant                The Annuitant is also     The Designated Beneficiary
                         the Certificate Owner     receives the Death Benefit.
-------------------------------------------------------------------------------



THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYMENT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYMENT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT OUR CUSTOMER SERVICE SPECIALISTS AT OUR CUSTOMER SERVICE CENTER
1-800-923-3334.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payment Options then being offered by us. On the date we receive written notification of due proof of death, we will compute the Death Benefit as of the end of the Business Day in which we receive this written notification. The Death Benefit will be paid out or applied to a selected Annuity Payment Option in accordance with the completed settlement instructions received by us. When there is more than one Beneficiary, we will calculate the Death Benefit payable for each Beneficiary's portion of the proceeds as of the end of the Business Day in which we receive the Beneficiary's written settlement instructions. The Death Benefit will be paid out or applied to a selected Annuity Payment Option according to each Beneficiary's settlement instructions. If we receive the complete settlement instructions on a Non-Business Day, computations will take place on the next Business Day.

The Beneficiary may elect under the Annuity Payment Option "Annuity Proceeds Settlement Option" and leave proceeds from the Death Benefit with us for up to five years from the date of the Certificate Owner's death if the Certificate Owner died before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges. If there are multiple Beneficiaries, Subsequent Sub-Account transfers and Surrenders may be elected by having one beneficiary, with a power of attorney from the remaining beneficiaries, provide us with instructions.

REQUIRED DISTRIBUTIONS: If the Certificate Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payment Option that results in complete Annuity Payment within five years.

If the Certificate Owner dies on or after the Annuity Commencement Date and before the entire interest in the Certificate has been distributed, the remaining portion of this interest shall be distributed at least as rapidly as under the method of distribution chosen by the Certificate Owner at the time of the Certificate Owner's death.

If the Certificate Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Certificate Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Certificate Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

Alternatives to the Required Distributions: The selection of an Annuity Payment Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payment Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death. Payment to the Beneficiary, other than in a lump sum, may only be elected during the sixty-day period beginning with the date of receipt of due proof of death.

If these conditions are not met, the death benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.


                                 21  PROSPECTUS

SPOUSAL CONTINUATION - If the sole Beneficiary is the Certificate Owner's spouse, the Beneficiary may elect to continue the Certificate as the Certificate Owner in lieu of receiving the death benefit payment, receive the death benefit in one lump sum payment or elect an Annuity Payment Option with annuity payments beginning within one year of the Certificate Owner's death.


SURRENDERS
--------------------------------------------------------------------------------

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE: When you Surrender your Certificate before the Annuity Commencement Date, the Surrender Value of the Certificate will be made in a lump sum payment. The Surrender Value is the Certificate Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Certificate.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE: You may request a partial Surrender of Certificate Values at any time before the Annuity Commencement Date. There are two restrictions:

.. The partial Surrender amount must be at least equal to $500, our current minimum for partial Surrenders, and

.. The Certificate must have a minimum Certificate Value of $5,000 after the Surrender. The minimum Certificate Value in New York and Massachusetts must be $2,000 after the Surrender. We reserve the right to close your Certificate and pay the full Surrender Value if the Certificate Value is under $5,000 after the Surrender. Before terminating any Certificate whose value has been reduced by partial withdrawals to less than this minimum amount we will inform you in writing of our intention to terminate your Certificate and give you at least 30 days in which to make an additional purchase payment to restore your Certificate Value to the minimum Certificate Value of $5,000 ($2,000 in New York and Massachusetts). If we terminate your Certificate we will pay out the entire Certificate Value, minus any applicable federal or state withholding taxes and state premium taxes.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE: Partial surrenders are permitted after the Annuity Commencement Date if you elect the payment for a designated period annuity option (variable annuitization only), but check with your tax advisor because there might be adverse tax consequences.

HOW DO I REQUEST A SURRENDER?

Requests for full and partial Surrenders must be in writing. We will send your money within seven days of receiving completed instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission (the "SEC"),
(b) the SEC permits postponement and so orders, or (c) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS - To request a full or partial Surrender, complete a Surrender Request Form or send us a letter, signed by you, stating:

the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

your tax withholding amount or percentage, if any, and

your mailing address. If there are joint Certificate Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from; otherwise, the Surrender will be taken in proportion to the value in each Account.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

Withdrawals taken prior to Annuitization are generally considered to come from the earnings in the contract first. If the contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxable as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

Federal tax law is unclear regarding the taxation of any partial surrender taken after the Maturity Date. The IRS could determine that a greater or lesser portion of such a payment is taxable than the amount we determine.


ANNUITY OPTIONS
--------------------------------------------------------------------------------

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYMENTS FROM YOUR CERTIFICATE. YOU, AS THE CERTIFICATE OWNER, SHOULD ANSWER FOUR QUESTIONS:

1.   When do you want Annuity Payments to begin?

2.   What Annuity Payment Option do you want to use?

3.   How often do you want to receive Annuity Payments?



                                 22  PROSPECTUS

4.   Do you want Annuity Payments to be fixed or variable or a combination?

Please check with your financial advisor to select the Annuity Payment Option that best meets your income needs. A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Certificate, which is also called the "basis". Once the investment in the Certificate is depleted, all remaining payments will be fully taxable. If the Certificate is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

1. WHEN DO YOU WANT THE PAYEE ANNUITY PAYMENTS TO BEGIN?

You select an Annuity Commencement Date when you purchase your Certificate or at any time before you begin receiving Annuity Payments. The Annuity Commencement Date must be no earlier than your first Certificate Anniversary. You may change the Annuity Commencement Date by notifying us thirty days prior to the date. The Annuity Commencement Date cannot be deferred beyond the Annuitant's/Owner's 90th year.

All Annuity Payments, regardless of frequency, will occur on the same day of the month as the Annuity Commencement date. After the initial payment, if an Annuity Payment date falls on a Non-Business Day, the Annuity Payment is computed on the prior business day. If the Annuity Payment date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payment will be computed on the last business day of the month.

2. WHICH ANNUITY PAYMENT OPTION DO YOU WANT TO USE?

Your Certificate contains the Annuity Payment Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary after the death of the Certificate Owner and is described in the "Death Benefit" section. We may at times offer other Annuity Payment Options. Once we begin to make Annuity Payments, the Annuity Payment Option cannot be changed.

LIFE ANNUITY

An annuity payable periodically during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. This option offers the largest payment amount of any of the life Annuity options since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

It would be possible under this option for an Annuitant to receive only one Annuity payment if he died prior to the due date of the second annuity payment, two if he died before the due date of the third Annuity payment, etc.

LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENT CERTAIN

An annuity providing monthly income for a fixed period of 120 months, 180 months, or 240 months (as selected), and for as long thereafter as the Annuitant shall live.

If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then the present value, as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by American Maturity.

CASH REFUND LIFE ANNUITY

An annuity payable periodically during the lifetime of the Annuitant ceasing with the last payment due prior to the death of the Annuitant provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the excess, if any, of

(a) minus (b) where: (a) is the Net Surrender Value applied on the Annuity Commencement Date under this option: and (b) is the dollar amount of Annuity payments already paid. This option is not available for variable payments.

JOINT AND LAST SURVIVOR LIFE ANNUITY

An annuity payable periodically during the joint lifetime of the Annuitant and a Joint Annuitant, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor.

It would be possible under this option for an Annuitant and Joint Annuitant to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.

PAYMENT FOR A DESIGNATED PERIOD

An amount payable periodically for the number of years selected which may be from 5 to 30 years.

In the event of the Annuitant's death prior to the end of the designated period, the present value, as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by American Maturity Life.

Payment for a Designated Period option is an option that does not involve life contingencies and thus no mortality guarantee. Charges made for the mortality risks assumed under the certificates thus provide no real benefit to a Certificate Owner.

If you do not elect an Annuity Payment Option, fixed Annuity Payments will automatically begin on the Annuity Commencement Date under the Payment for a Designated Period option. You will receive Annuity Payments over a period of five years.


                                 23  PROSPECTUS

3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYMENTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payment Option, you must also decide how often you want the Payee to receive Annuity Payments. You may choose to receive Annuity Payments:

.. monthly,

.. quarterly,

.. semi-annually, or

.. annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payments. You must select a frequency that results in an Annuity Payment of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payment up to at least $50. For Certificates issued in New York and Massachusetts, the minimum monthly Annuity Payment is $20.

THE ASSUMED INVESTMENT RETURN

The Assumed Investment Return is the investment return used to calculate variable Annuity Payments. The Assumed Investment Return for your Annuity is 5%. The first Annuity Payment will be based upon a 5% Assumed Investment Return. The remaining Annuity Payments will fluctuate based on the actual investment results of the Sub-Accounts.

4. DO YOU WANT ANNUITY PAYMENTS TO BE FIXED OR VARIABLE?

You may choose an Annuity Payment Option with fixed-dollar amounts or variable-dollar amounts, or a combination of both depending on your income needs.

FIXED-DOLLAR AMOUNT ANNUITY PAYMENTS - Once a fixed-dollar amount Annuity Payment begins, you cannot change your selection to receive a variable-dollar amount Annuity Payment. You will receive equal fixed-dollar amount Annuity Payments throughout the Annuity Payment period. Fixed-dollar amount Annuity Payment amounts are determined by multiplying the Certificate Value, minus any Applicable Premium Taxes, by an Annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed-dollar amount Annuity Payment Option tables in your Certificate.

VARIABLE-DOLLAR AMOUNT ANNUITY PAYMENTS - A variable-dollar amount Annuity Payment is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payments may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payments, we convert the first Annuity Payment amount to a set number of Annuity Units and then price those units to determine the Annuity Payment amount. The number of Annuity Units that determines the Annuity Payment amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payment depends on:

.. the Annuity Payment Option chosen,

.. the Annuitant's attained age and gender (if applicable), and,

.. the applicable annuity purchase rates based on the 1983a Individual Annuity
  Mortality table.

The total amount of the first variable-dollar amount Annuity Payment is the sum of the values of each Sub-Account. This is determined by dividing the Certificate Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the certificate for the selected Annuity Payment Option.

The dollar amount of each subsequent variable-dollar amount Annuity Payment is equal to:

Sub-Account Annuity Units, determined from the first Annuity Payment, multiplied by Annuity Unit Value.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period.

TRANSFER OF ANNUITY UNITS: After the Annuity Commencement Date, you may transfer the dollar amount associated with Annuity Units from one Sub-Account to another once a quarter. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange (1:00 p.m. Pacific Time).


OTHER PROGRAMS AVAILABLE
--------------------------------------------------------------------------------

PRE-AUTHORIZED CHECKING PROGRAM ("PAC") - PAC is an electronic transfer program that allows you to have money automatically withdrawn from your checking or savings account, and invested in your Certificate. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $100. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Certificate.



                                 24  PROSPECTUS

ELECTRONIC FUND TRANSFERS - Electronic Fund Transfers allow you to Surrender up to 10% of your remaining Premium Payments each Certificate Year. We can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. Electronic Fund Transfers may change based on your instructions after your fifth Certificate Year.

REBALANCING - Asset Rebalancing is another type of asset allocation program available to you. You select the Sub-Accounts and the percentages you want allocated to each Sub-Account. Based on the frequency you select, your model will automatically rebalance to the original percentages chosen. You can transfer freely between models up to twelve times per year. You can also allocate a portion of your investment to Sub-Accounts that are not part of the model. You can only participate in one asset rebalancing model at a time.

EARNINGS SWEEP - You may instruct us to make automatic periodic transfers of your earnings from the Fixed Account to one or more Sub-Accounts.


OTHER INFORMATION
--------------------------------------------------------------------------------

ASSIGNMENT - Ownership of this Certificate is generally assignable. An assignment of a non-qualified Certificate may subject the Certificate Values or Surrender Value to income taxes and additional 10% penalty tax. A Qualified Certificate is generally not assignable.

CERTIFICATE MODIFICATION - The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice. We may modify the Certificate, but no modification will affect the amount or term of any Certificate unless a modification is required to conform the Certificate to applicable Federal or State law. No modification will affect the method by which Certificate Values are determined.

HOW CERTIFICATES ARE SOLD:

Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of American Maturity. HSD and American Maturity are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is 200 Hopmeadow Street, Simsbury, CT 06089. HSD is registered with the SEC under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the NASD.

The securities will be sold by salespersons of HSD, who represent American Maturity as insurance and variable annuity agents and who are registered representatives. These salespersons will be supervised by American Maturity who will respond to telephone inquiries as a result of national advertising.


LEGAL MATTERS AND EXPERTS
There are no material legal proceedings pending to which the Separate Account is a party.

Counsel with respect to federal laws and regulations applicable to the issue and sale of the Certificates and with respect to Connecticut law is Christopher M. Grinnell, Counsel and Assistant Vice President, American Maturity Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.


You may call one of our Customer Service representatives if you have any questions or write or call us at the address below:

American Maturity Life Insurance Company P.O. Box 80469 Lincoln, NE 68501-0469
Telephone: (800) 923-3334

Overnight Mailing Address: P.O. Box 80469 Lincoln, NE 68501-0469



FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Certificates?


A. GENERAL
Since federal tax law is complex, the tax consequences of purchasing this Certificate will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this Certificate is right for you.

Our general discussion of the tax treatment of this Certificate is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this Certificate


                                 25  PROSPECTUS
cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this Certificate. For detailed information, you should consult with a qualified tax adviser familiar with your situation.


B. TAXATION OF AMERICAN MATURITY AND THE SEPARATE ACCOUNT
The Separate Account is taxed as part of American Maturity which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (see "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES - GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for annuity contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

.. certain annuities held by structured settlement companies,

.. certain annuities held by an employer with respect to a terminated qualified retirement plan and

.. certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

2. OTHER CERTIFICATE OWNERS (NATURAL PERSONS).

A Certificate Owner is not taxed on increases in the value of the Certificate until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Certificate) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Certificates obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

A. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Certificate (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and
(2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If, at the time that any amount is received or deemed received, there is no "income on the contract" (e.g., because the gross value of the Certificate does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Certificate or the assignment or pledge of any portion of the value of the Certificate shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Certificate, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

B. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.


                                 26  PROSPECTUS

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio equals the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

C. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Certificates issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Certificate Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. American Maturity believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such contracts is withdrawn.

D. 10% PENALTY TAX - APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY PAYMENTS.

i. If any amount is received or deemed received on the Certificate (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

1. Distributions made on or after the date the recipient has attained the age of 591/2.

2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

3. Distributions attributable to a recipient's becoming disabled.

4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

E. SPECIAL PROVISIONS AFFECTING CERTIFICATES OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Certificate was obtained by a tax-free exchange of a life insurance or annuity contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor contract) that is attributable to such pre-8/14/ 82 investment, (3) then from the remaining "income on the contract" and (4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Certificates are generally subject to the rules described in this subparagraph 3.

F. REQUIRED DISTRIBUTIONS

i. Death of Certificate Owner or Primary Annuitant

Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

1. If any Certificate Owner dies on or after the Annuity Commencement Date and before the entire interest in the Certificate has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

                                 27  PROSPECTUS

2. If any Certificate Owner dies before the Annuity Commencement Date, the entire interest in the Certificate will be distributed within 5 years after such death; and

3. If the Certificate Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Certificate shall be treated as the Certificate Owner, and any change in the primary annuitant shall be treated as the death of the Certificate Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payment under the Certificate.

ii. Alternative Election to Satisfy Distribution Requirements

If any portion of the interest of a Certificate Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distributions must begin within a year of the Certificate Owner's death.

iii. Spouse Beneficiary

If any portion of the interest of a Certificate Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Certificate Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this contract.

3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Certificate be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

no more than 70% is represented by any two investments,

no more than 80% is represented by any three investments, and,

no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all Certificates subject to the diversification requirements in a manner that will maintain adequate diversification.

4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control. However, during 2003, the IRS published two revenue rulings which provided some formal guidance on investor control. Despite the IRS' recent guidance on investor control, there is still some uncertainty about when a


                                 28  PROSPECTUS
contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the Certificate, as necessary, to prevent you from being considered the owner of assets in the separate account.


D. FEDERAL INCOME TAX WITHHOLDING
Any portion of a distribution that is current taxable income to the Certificate Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Certificate Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.


E. GENERAL PROVISIONS AFFECTING IRAS
1. TAXATION OF WITHDRAWALS FROM AN IRA

If the Certificate Owner takes a partial surrender under an IRA, the Certificate Owner may exclude from gross income the portion of the payment that bears the same ratio to the total payment that the investment in the Certificate (i.e., nondeductible IRA contributions, rollovers of after-tax monies to the IRA) bears to the Certificate Value. We do not keep track of nondeductible or after-tax contributions to an IRA, and all tax reporting of distributions from IRAs will indicate that the distribution is fully taxable.

2. REQUIRED MINIMUM DISTRIBUTIONS

Generally, IRAs require minimum distributions once the owner has attained age 701/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Certificate. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

3. PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM AN IRA

A 10% penalty tax applies to the taxable amount of any premature distribution from an IRA. The penalty tax generally applies to any distribution made prior to the date the Certificate Owner attains age 591/2. However, no penalty tax is incurred on distributions:

  (a) made on or after the Certificate Owner attains age 591/2,

  (b) made as a result of the Certificate Owner's death or total disability,

  (c) made in substantially equal periodic payments over the Certificate Owner's life or life expentancy, or over the joint lives or joint life expentancies of the Certificate Owner and the Beneficiary,

  (d) made pursuant to an IRS levy,

  (e) made for certain medical expenses,

  (f) made to pay for health insurance while unemployed,

  (g) made for qualified higher education expenses, and

  (h) made for a first time home purchase (up to $10,000 lifetime limit).

4. SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON IRAS

With respect to IRAs using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other modification of the payment stream could violate the requirement that payments be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 591/2 would be subject to an additional 10% penalty tax unless another exception to the penalty applied. The tax for the year of modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. You should consult with a competent tax advisor prior to taking a withdrawal.

5. BENEFICIARY IRA

We can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent's IRA under which the decedent's surviving spouse is the beneficiary. We do not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA.



                                 29  PROSPECTUS

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Section
-------

--------------------------------------------------------------------------------
  Introduction
--------------------------------------------------------------------------------
  Description of American Maturity Life Insurance Company
--------------------------------------------------------------------------------
  Safekeeping of Assets
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Distribution of the Certificates
--------------------------------------------------------------------------------
  Annuity Period
--------------------------------------------------------------------------------
  Financial Statements
--------------------------------------------------------------------------------





                                 30  PROSPECTUS

                       STATEMENT OF ADDITIONAL INFORMATION

                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT AMLVA
                            THE AARP VARIABLE ANNUITY

This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the prospectus.

To obtain a prospectus, send a written request to American Maturity Life Insurance Company, P.O. Box 80469, Lincoln, NE 68501-0469.




Date of Prospectus: April 30, 2005


Date of Statement of Additional Information: April 30, 2005

                                TABLE OF CONTENTS

SECTION                                                                    PAGE
--------

INTRODUCTION                                                                3

DESCRIPTION OF AMERICAN MATURITY LIFE INSURANCE COMPANY                     3

SAFEKEEPING OF ASSETS                                                       4

EXPERTS                                                                     4

DISTRIBUTION OF THE CERTIFICATES                                            4

ANNUITY PERIOD                                                              5


FINANCIAL STATEMENTS                                                      SA-1

                                  INTRODUCTION

     This Statement of Additional Information is to be read in conjunction with the prospectus of American Maturity Life Insurance Company's Separate Account AMLVA (the AARP Variable Annuity). This Statement of Additional Information contains information that may be of interest to some investors.


             DESCRIPTION OF AMERICAN MATURITY LIFE INSURANCE COMPANY

     American Maturity Life Insurance Company ("American Maturity") is a stock insurance company engaged in the business of writing annuities. American Maturity was originally incorporated under the name of First Equicor Life Insurance Company under the laws of California on October 24, 1972. On July 29, 1994 First Equicor Life Insurance Company redomesticated to Connecticut and changed its name to American Maturity Life Insurance Company. American Maturity Life Insurance Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company, which is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation. Prior to October 31, 2001, American Maturity Life Insurance Company was owned 60% by Hartford Life and Accident Insurance Company and 40% by Pacific Life Insurance Company.


     On July 18, 2000 Allstate Life Insurance Company ("Allstate") entered into a reinsurance agreement with American Maturity Life Insurance Company ("American Maturity") where Allstate reinsured all of American Maturity's rights, liabilities, and obligations with respect to the Separate Account under the Certificate.


On the same date, American Maturity and Glenbrook Life and Annuity Company ("Glenbrook") entered into an administrative services agreement under which Glenbrook will administer the Certificates. On January 1, 2005, Glenbrook merged into Allstate Life Insurance Company. None of these agreements will change the fact that American Maturity is primarily liable to you under your Certificate.


     The American Association of Retired Persons ("AARP") granted American Maturity the exclusive right to offer annuity products to the membership of AARP pursuant to an agreement established July 6, 1994. The agreement requires American Maturity to maintain minimum capital surplus levels, minimum ratings from nationally recognized rating services, and generally to obtain AARP's consent in all matters relating to the offering of annuities to AARP members. The agreement also includes a shareholder's agreement of American Maturity's shareholders. In return for the exclusive right to offer annuity products to AARP members, American Maturity pays AARP a royalty fee. The agreement is effective until December 31, 2005, at which time AARP and American Maturity may or may not renew the agreement.

                              SAFEKEEPING OF ASSETS

     The assets of the Separate Account are held by American Maturity under a safekeeping arrangement.


                                     EXPERTS

The statutory basis balance sheets of American Maturity Life Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 25, 2005, which is included in this Statement of Additional Information and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


The financial statements of the sub-accounts comprising American Maturity Life Insurance Company Separate Account AMLVA as of December 31, 2004 and for each of the periods in the three year period then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.



                          DISTRIBUTION OF CERTIFICATES

     Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account and will offer the Certificates on a continued basis.


     HSD is an affiliate of American Maturity. Both HSD and American Maturity are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is 200 Hopmeadow Street, Simsbury, CT 06089.

     HSD is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD")


     The securities will be sold by salespersons of HSD, who represent American Maturity as insurance and variable annuity agents and who are NASD registered representatives. These salespersons will be supervised by American Maturity who will respond to telephone inquires as a result of national advertising


     American Maturity is obligated to reimburse HSD for all operating expenses associated with HSD's services provided.


     American Maturity may pay a consultation service fee to AARP for demographic, administrative, record keeping and marketing consultation services provided. In no event will such service fee exceed 0.07% of the premiums deposited in the Certificate.


     American Maturity currently does not pay HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account.

                                 ANNUITY PERIOD

A.   Annuity Payments

     Variable annuity payments are determined on the basis of (1) a mortality table set forth in the Certificates and the type of annuity payment option selected, and (2) the investment performance of the investment medium selected. Fixed annuity payments are based on the Annuity tables contained in the Certificates, and will remain level for the duration of the annuity.


     The amount of the annuity payments will not be affected by adverse mortality experience or by an increase in expenses in excess of the expense deduction for which provision has been made (see "Charges Under the Certificates," in the prospectus).


     For a variable annuity, the Annuitant will be paid according to the value of a fixed number of Annuity Units. However, the value of the Annuity Units, and the amounts of the variable annuity payments, will vary with the investment experience of the Fund shares selected.


B. Electing the Annuity Commencement Date and Form of Annuity

     The Certificate Owner selects an Annuity Commencement Date and an Annuity Option which may be on a fixed or variable basis, or a combination thereof. The Annuity Commencement Date will not be deferred beyond the Annuitant's 90th birthday.

     The Annuity Commencement Date and/or the Annuity Option may be changed from time to time, but any such change must be made in writing at least 30 days before the scheduled Annuity Commencement Date.


     The Certificate contains the five Annuity Options. Options 5 is available with respect to Qualified Certificates only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the Internal Revenue Service, or if none is prescribed, the mortality table then in use by American Maturity.


     If you do not elect otherwise, payments will automatically begin at the Annuitant's age 90 under Option 5, Designated Period for 5 years.


     When an Annuity is effected under a Certificate, unless otherwise specified, variable values will be applied to provide a variable annuity based on Certificate Values as they are held in the various Sub-Accounts under the Certificates. Fixed Account Certificate Values will be applied to provide a fixed annuity. The Certificate Owner should consider the question of allocation of Certificate Values among Sub-Accounts of the Separate Account and the General Account of American Maturity to make certain that Annuity payments are based on the investment alternative best suited to the Certificate Owner's needs for retirement.


     If at any time annuity payments are or become less than the minimum payment amount according to Company rules then in effect, American Maturity has the right to change the frequency of payment to such intervals as will result in a payment at least equal to the minimum.


     There may be other annuity options available offered by American Maturity from time to time.


C.   Optional Annuity Forms

LIFE ANNUITY

     A life annuity is an annuity payable during the lifetime of the Annuitant and terminating with the last payment preceding the death of the Annuitant. This option offers the maximum level of periodic payments of any of the life annuity options since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

     It would be possible under this option for an Annuitant to receive only one annuity payment if he died prior to the due date of the second annuity payment, two if he died before the due date of the third annuity payment, etc.


LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

This annuity option is an annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120, 180 or 240 months, as elected, then the present value as of the date of the Annuitant's death of the current dollar amount at the date of death, of any remaining guaranteed monthly payments will be paid in one sum to the Beneficiary or Beneficiaries designated.


                        ILLUSTRATION OF ANNUITY PAYMENTS
                      MALE INDIVIDUAL AGE 65, LIFE ANNUITY
                            WITH 120 PAYMENTS CERTAIN
                            -------------------------
1.   Net amount applied..........................................$10,000.00
2.   Initial monthly income per $1,000 of payment applied..............6.78
3.   Initial monthly payment (1x2/1,000)..............................67.80
4.   Annuity Unit value............................................0.995995
5.   Number of monthly Annuity Units (3/4)...........................68.073
6.   Assume Annuity Unit value for second month equal to............1.00704
7.   Second monthly payment (5x6).....................................68.55
8.   Assume Annuity Unit value for third month equal to........... 0.964917
9.   Third monthly payment (5x8)..................................... 65.68


For the purpose of this illustration, purchase is assumed to have been made on the fifth business day preceding the first payment date. In determining the second and subsequent payments, the Annuity Unit Value of the fifth business day preceding the annuity due date is used.


CASH REFUND LIFE ANNUITY

An annuity payable periodically during the lifetime of the Annuitant ceasing with the last payment due prior to the death of the Annuitant provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the excess, if any, of (a) minus (b) where: (a) is the Net Surrender Value applied on the Annuity Commencement Date under this option; and (b) is the dollar amount of annuity payments already paid. This option is not available for variable payouts.

JOINT AND LAST SURVIVOR LIFE ANNUITY

An annuity payable periodically during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor.


It would be possible under this option for an Annuitant and designated second person in the event of the common or simultaneous death of the parties to receive only one payment in the event of death prior to the due date for the second payment and so on.


PAYMENT FOR A DESIGNATED PERIOD

An amount payable monthly for the number of years selected which may be from 5 to 30 years. In the event of the Annuitant's death prior to the end of the designated period, the present value as of the date of the Annuitant's death, of the current dollar amount of any remaining guaranteed periodic payments will be paid in one sum to the Beneficiary or Beneficiaries designated.


     No surrenders are permitted after the Annuity Commencement Date except under the Payment for Designated Period option.


     Payment for a Designated Period option is an option that does not involve life contingencies and thus no mortality guarantee, thus the Mortality and Expense Risk Charge provides no real benefit to a Certificate Owner.


D.   The Annuity Unit and Valuation

     The value of an Annuity Unit Value for each Sub-Account will vary to reflect the investment experience of the applicable Funds and will be determined by multiplying the value of the Annuity Unit for that particular Subaccount on the preceding Business Day by the product of (1) the net investment factor for that Sub-Account for the day for which the Annuity Unit value is being calculated, and (2) 0.999866 which is a factor that neutralizes an assumed interest rate of 5.00%.


                ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE
                -------------------------------------------------
1.   Net Investment Factor for period............................1.011225
2.   Adjustment for 5% Assumed Rate of Investment Return.........0.999866
3.   2x1..........................................................1.01109
4.   Annuity Unit value, beginning of period......................0.995995
5.   Annuity Unit value, end of period (3x4)......................1.00704

E. Determination of Amount of First Monthly Annuity Payment-Fixed and Variable

     When annuity payments are to commence, the value of the Certificate is determined as the sum of the value of the Fixed Account plus the product of the value of the Accumulation Unit of each Sub-Account and the number of Accumulation Units credited to each Sub-Account as of the date the annuity option is to commence. The Annuity Unit will be determined no earlier than the close of business on the fifth Business Day preceding the date the first annuity payment is due.


     The Certificate contains tables indicating the minimum dollar amount of the first monthly payment under the optional forms of annuity for each $1,000 of value of a Sub-Account under a Certificate. The first monthly payment varies according to the form and type of annuity selected. The certificate contains annuity tables derived from the 1983a Individual Annuity Mortality table with ages set back one year with an assumed investment rate ("A.I.R.") of 5% per annum. The total first monthly variable annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Certificates.


Fixed annuity payments are determined at annuitization by multiplying the values allocated to the Fixed Account by a rate to be determined by American Maturity which is no less than the rate specified in the annuity tables in the Certificate. The annuity payment will remain level for the duration of the annuity.


F. Amount of Second and Subsequent Monthly Variable Annuity Payments

     The amount of the first monthly variable annuity payment, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account no earlier than the close of business on the fifth Business Day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit Value.


Level variable annuity payments would be produced if the investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down as the investment rate varies up or down from the A.I.R.

G.   Date and Time of Annuity Payments

     The first annuity payment under any Option shall be made one month, (or the period selected for periodic payments: annual, semi-annual, quarterly, or monthly), following the Annuity Commencement Date. Subsequent payments shall be made on the same calendar day of the month as was the first payment, or preceding day if no such day exists (e.g. September 31), in accordance with the payment period selected. The Annuity Unit Value used in calculating the amount of the variable annuity payments will be based on an Annuity Unit Value determined as of the close of business on a day no earlier than the fifth Business Day preceding the date of the annuity payment.

                    American Maturity Life Insurance Company
      Independent Auditors' Report Financial Statements -- Statutory Basis

                  As of December 31, 2004 and 2003 and for the Years Ended December 31, 2004, 2003 and 2002

                    American Maturity Life Insurance Company


                                    Contents

                                                               Page:




 Independent Auditors' Report                                   F-2



 Financial Statements (Statutory Basis)

     Admitted Assets, Liabilities and Surplus                   F-3



     Statements of Operations                                   F-4



     Statements of Changes in Capital and Surplus               F-5



     Statements of Cash Flows                                   F-6



     Notes to Financial Statements                              F-7

                          Independent Auditors' Report

To the Board of Directors of American Maturity Life Insurance Company Hartford, Connecticut

We have audited the accompanying statutory basis statements of admitted assets, liabilities and surplus of American Maturity Life Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory basis statements of operations, changes in capital and surplus and of cash flows for the years ended December 31, 2004, 2003 and 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 2 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Connecticut, and such practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are also described in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2004 or 2003, or the results of its operations or its cash flows for the years ended December 31, 2004, 2003 or 2002.

However, in our opinion, the statutory basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of the Company at December 31, 2004 and 2003, and the results of its operations and its cash flows for the years ended December 31, 2004, 2003 and 2002, on the basis of accounting described in Note 2.


/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 25, 2005

                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                    ADMITTED ASSETS, LIABILITIES AND SURPLUS
                                (STATUTORY BASIS)
                                 (IN THOUSANDS)


                                                                                                         AS OF DECEMBER 31,
                                                                                                          2004      2003
-----------------------------------------------------------------------------------------------------------------------------
ADMITTED ASSETS
Bonds                                                                                         $          25,636 $      33,409
Cash and short-term investments                                                                          13,291         6,618
                                                                                              ----------------- -------------
                                                     TOTAL CASH AND INVESTED ASSETS                      38,927        40,027
                                                                                              ----------------- -------------
Other amounts receivable under reinsurance contracts                                                         --           147
Investment income due and accrued                                                                           232           290
Guaranty funds receivable                                                                                   149           146
Separate account assets                                                                                  34,927        40,717
                                                                                              ----------------- -------------
                                                              TOTAL ADMITTED ASSETS           $          74,235 $      81,327
                                                                                              ----------------- -------------
LIABILITIES
Aggregate reserves for future benefits                                                        $           1,811 $       2,355
Accrued expense allowances and other amounts due from separate accounts                                      32           (54)
Remittances and items not allocated                                                                           1           100
Asset valuation reserve                                                                                      22            12
Payables to affiliates                                                                                       16            18
Other liabilities                                                                                            78         1,713
Separate account liabilities                                                                             34,927        40,717
                                                                                              ----------------- -------------
                                                                  TOTAL LIABILITIES                      36,887        44,861
CAPITAL AND SURPLUS
Common stock -- 15,000 shares authorized, 12,500 shares issued and outstanding                            2,500         2,500
Gross paid-in and contributed surplus                                                                    57,500        57,500
Unassigned funds                                                                                        (22,652)      (23,534)
                                                                                              ----------------- -------------
                                                          TOTAL CAPITAL AND SURPLUS                      37,348        36,466
                                                                                              ----------------- -------------
                                             TOTAL LIABILITIES, CAPITAL AND SURPLUS           $          74,235 $      81,327
                                                                                              ----------------- -------------
               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                      F-3




                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                                           FOR THE YEARS ENDED DECEMBER 31,

                                                                                          2004          2003          2002
------------------------------------------------------------------------------------ -------------  ------------  ------------
REVENUES
 Premiums and annuity considerations                                                  $          87  $        137  $        190
 Net investment income                                                                        1,082         1,062         1,096
 Amortization of interest maintenance reserve                                                   (15)          (20)          (24)
 Reserve adjustment on reinsurance ceded                                                     (7,868)       (5,544)       (7,268)
 Fee income                                                                                     338           399           583
 Other revenues                                                                                 138            12            --
                                                                                   ----------------  ------------  ------------
                                                            TOTAL REVENUES                   (6,238)       (3,954)       (5,423)
                                                                                   ----------------  ------------  ------------
BENEFITS AND EXPENSES
 Annuity benefits                                                                                85            79            72
 Surrender benefits                                                                           1,148           784           641
 (Decrease) increase in aggregate reserves for future                                          (545)          (22)          555
  benefits
 Decrease in liability for premium and other deposit                                             --            --           (79)
  funds
 General insurance and other expenses                                                           170           135            73
 Insurance taxes, licenses and fees                                                              55           100            38
 Net transfers from separate accounts                                                        (8,036)       (5,756)       (7,718)
                                                                                   ----------------  ------------  ------------
                                             TOTAL BENEFITS AND EXPENSES                     (7,123)       (4,680)       (6,418)
                                                                                   ----------------  ------------  ------------
NET GAIN FROM OPERATIONS BEFORE FEDERAL INCOME  TAX EXPENSE                                     885           726           995
 Federal income tax expense                                                                       8            --            --
                                                                                   ----------------  ------------  ------------
                                                               NET INCOME          $            877  $        726  $        995
                                                                                   ----------------  ------------  ------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.
                                      F-4




                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                                        FOR THE YEARS ENDED DECEMBER 31,
                                                                                      2004            2003          2002
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCK -- 15,000 SHARES AUTHORIZED,12,500
 SHARES ISSUED AND OUTSTANDING
                                                                              ------------------ -------------- -------------
 Beginning and end of year                                                    $            2,500 $        2,500 $       2,500
                                                                              ------------------ -------------- -------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
                                                                              ------------------ -------------- -------------
 Beginning and end of year                                                                57,500         57,500        57,500
                                                                              ------------------ -------------- -------------
UNASSIGNED FUNDS
 Balance, beginning of year                                                              (23,534)       (24,275)      (24,933)
 Net income                                                                                  877            726           995
 Change in net deferred income taxes                                                        (345)           (83)         (520)
 Change in non-admitted assets                                                               360            104            92
 Change in asset valuation reserve                                                           (10)            (6)           91
                                                                              ------------------ -------------- -------------
                                               BALANCE, END OF YEAR                      (22,652)       (23,534)      (24,275)
                                                                              ------------------ -------------- -------------
CAPITAL AND SURPLUS
                                                                              ------------------ -------------- -------------
 End of year                                                                  $           37,348 $       36,466 $      35,725
                                                                              ------------------ -------------- -------------

               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.

                                      F-5

                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)

                                                                                    FOR THE YEARS ENDED DECEMBER 31,

                                                                                      2004            2003         2002
                                                                              ------------------ -------------- -------------
OPERATING ACTIVITIES
   Premiums and annuity considerations                                        $               87 $          137 $         190
   Net investment income                                                                   1,229          1,208         1,047
   Miscellaneous income                                                                   (7,392)        (5,133)       (6,673)
                                                                              ------------------ -------------- -------------
     Total income                                                                         (6,076)        (3,788)       (5,436)
                                                                              ------------------ -------------- -------------
   Benefits paid                                                                           1,199            879           692
   Net transfers from separate accounts                                                   (8,122)        (5,730)       (7,748)
   Other expenses                                                                            289            221           196
                                                                              ------------------ -------------- -------------
                                          Total benefits and expenses                     (6,634)        (4,630)       (6,860)
                                                                              ------------------ -------------- -------------
             NET CASH PROVIDED BY OPERATING ACTIVITIES                                       558            842         1,424
                                                                              ------------------ -------------- -------------
INVESTING ACTIVITIES PROCEEDS FROM INVESTMENTS
  SOLD AND MATURED
  Bonds                                                                                    9,310         16,319         3,988
  Stock                                                                                       --             25            --
  Other                                                                                       --          1,459            --
                                                                              ------------------ -------------- -------------
                                          Total investment proceeds                        9,310         17,803         3,988
                                                                              ------------------ -------------- -------------
COST OF INVESTMENTS ACQUIRED
Bonds                                                                                      1,635         14,495        33,011
Other                                                                                      1,459             --            --
                                                                              ------------------ -------------- -------------
                                            Total investments acquired                     3,094         14,495        33,011
                                                                              ------------------ -------------- -------------
            NET CASH PROVIDED BY (USED FOR) INVESTING ACTIVITY                             6,216          3,308       (29,023)
                                                                              ------------------ -------------- -------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash (used) provided                                                            (101)           132            (2)
  Net cash (used for) provided by financing and miscellaneous activities                    (101)           132            (2)
                                                                              ------------------ -------------- -------------
  Net increase (decrease) in cash and short-term investments                               6,673          4,282       (27,601)
  Cash and short-term investments, Beginning of year                                       6,618          2,336        29,937
                                                                              ------------------ -------------- -------------
CASH AND SHORT-TERM INVESTMENTS, END OF YEAR                                  $           13,291 $        6,618 $       2,336
                                                                              ------------------ -------------- -------------



               SEE NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS.
                                      F-6

                    AMERICAN MATURITY LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                               (STATUTORY BASIS)
                                 (IN THOUSANDS)


1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

American Maturity Life Insurance Company ("AMLIC" or the "Company"), is a 100% owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"), which is a direct subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly owned by The Hartford Financial Services Group, Inc. ("The Hartford").

AMLIC offered annuities exclusively to members of The American Association of Retired Persons ("AARP"). On April 12, 1999, the Company's Board of Directors decided to suspend the marketing and acceptance of new applications for the annuity program.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements are prepared in conformity with statutory accounting practices prescribed or permitted by the National
Association of Insurance Commissioners ("NAIC") and the State of Connecticut
Department of Insurance.

Current prescribed statutory accounting practices include the adoption of the NAIC's codified ACCOUNTING PRACTICES AND PROCEDURES manual, effective
January 1, 2001, as well as current state laws and regulations. Permitted statutory accounting practices encompass accounting practices approved by the state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING VERSUS ACCOUNTING PRINCIPLES GENERALLY ACCEPTED IN THE
UNITED STATES ("GAAP")

Statutory accounting practices and GAAP differ in certain significant respects.
These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements which are charged to expense when incurred for statutory purposes rather than capitalized and amortized on a pro-rata basis over the expected life and gross profit stream of the policies for GAAP purposes;

(2)  recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium  paying  period of the contract  and which for GAAP  purposes,  for  universal  life  policies and investment  products,  generally only consist of charges assessed to policy
     account  balances  for  cost  of  insurance,   policy   administration  and
     surrenders.  For GAAP,  when policy charges  received relate to coverage or services  to be provided in the  future,  the  charges  are  recognized  as revenue on a pro-rata  basis over the expected life and gross profit stream of the policy.  Also,  for GAAP  purposes,  premiums for  traditional  life insurance  policies  are  recognized  as  revenues  when  they are due from policyholders;

(3)  development of liabilities for future policy benefits,  which for statutory
     purposes   predominantly  use  interest  rate  and  mortality   assumptions
     prescribed  by the NAIC  which  may vary  considerably  from  interest  and mortality assumptions used under GAAP.  Additionally for GAAP, reserves for guaranteed  minimum death benefits are based on models that involve a range of scenarios and  assumptions,  including those  regarding  expected market rates of return and  volatility,  contract  surrender  rates and  mortality experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at market value;

(4)  excluding certain assets designated as non-admitted assets (e.g.,  negative
     Interest Maintenance Reserve, and past due agents' balances) from the admitted assets, liabilities and surplus statement for statutory purposes by directly charging surplus;

(5) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The

                                      F-7

     Hartford's obligation was immediately recognized, whereas, for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(6) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset
     Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(7) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

(8)  the reporting of fixed  maturities  at amortized  cost for NAIC classes 1-5 and the  lower  of  amortized  cost  or fair  value  for  NAIC  class 6 for
     statutory  purposes,   whereas  GAAP  requires  that  fixed  maturities  be
     classified as "held-to-maturity,"  "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those  intentions.  The Company's  bonds were classified on a GAAP basis as  "available-for-sale"  and  accordingly, those  investments  and common stocks were reflected at fair value with the corresponding  impact  included as a separate  component  of  Stockholder's
     Equity;

(9) for statutory purposes separate account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis admitted assets, liabilities and surplus statement, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities must meet specific conditions to qualify as a separate account asset or liability. Amounts reported for separate accounts assets and liabilities are based upon the fair value of the underlying assets;

(10) the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

(11) deferred   income  taxes,   which  provide  for  statutory/  tax  temporary
     differences, are subject to limitation and are charged directly to surplus, whereas,  GAAP would include GAAP/tax temporary differences and are charged as a component of net income;

(12) comprehensive income and its components are not presented in statutory financial statements;

(13) for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP accounting derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder's Equity. In addition, statutory accounting does not record the hedge ineffectiveness on qualified hedge positions, whereas, GAAP records the hedge ineffectiveness in earnings; and

(14) embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted and reported separately.

                                      F-8

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:

                                                                                     2004           2003             2002
                                                                            ------------------ ---------------- ---------------
GAAP net income                                                             $              934 $            787 $         1,056
Separate account expense allowance                                                         (10)             (36)            (48)
Benefit reserve adjustment                                                                 (23)              (8)             15
  Other, net                                                                               (24)             (17)            (28)
                                                                            ------------------ ---------------- ---------------
                                       STATUTORY NET INCOME                 $              877 $            726 $           995
                                                                            ------------------ ---------------- ---------------
GAAP stockholder's equity                                                   $           37,307 $         36,830 $        36,411
Separate account expense allowance                                                         117              126             163
Deferred taxes                                                                              (8)              --              --
Unrealized gains on bonds                                                                  (42)            (501)           (874)
Benefit reserve adjustment                                                                  (4)              23              31
Asset valuation reserve                                                                    (22)             (12)             (6)
                                                                            ------------------ ---------------- ---------------
                                      STATUTORY CAPITAL AND SURPLUS         $           37,348 $         36,466 $        35,725
                                                                            ------------------ ---------------- ---------------


AGGREGATE  RESERVES FOR LIFE AND ACCIDENT AND HEALTH  POLICIES AND CONTRACTS AND
LIABILITY FOR DEPOSIT TYPE CONTRACTS

Aggregate reserves for payment of annuity benefits were computed in accordance with applicable actuarial standards. Accumulation and on-benefit annuity reserves are based principally on individual and group annuity tables at various rates ranging from 5.25% to 7.25% and using the Commissioner's Annuity Reserve
Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis
Statements of Operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal
Characteristics as of December 31, 2004 (including general and separate account liabilities) is as follows:

                                                                                                % of
Subject to discretionary withdrawal:                                            Amount          Total
                                                                              ---------     ------------
With market value adjustment                                                  $ 110,710        62.95%
At market value                                                                  34,540        19.47%
                                                                              ---------     ------------
                                TOTAL WITH ADJUSTMENT OR AT MARKET VALUE        146,250        82.42%
At book value without adjustment
 (minimal or no charge or adjustment)                                            17,792        10.03%
Not subject to discretionary withdrawal                                          13,397         7.55%
                                                                              ---------     ------------
                                                            TOTAL, GROSS        177,439       100.00%
Reinsurance ceded                                                               140,676
                                                                              ---------     ------------
                                                            TOTAL, NET        $  36,763

INVESTMENTS

Investments in bonds are carried at amortized cost except for those securities that are deemed ineligible to be held at amortized cost by the NAIC Securities
Valuation Office ("SVO") which are carried at the appropriate SVO published value. Short-term investments are stated at amortized cost, which approximates fair value.

The Company's accounting policy requires that a decline in the value of a bond below its amortized cost basis be assessed to determine if the decline is other than temporary. If the decline in value of a bond is other than temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. Furthermore, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost prior to the expected date of sale. The fair value of the impaired investment becomes its new cost basis.

The Company has a security monitoring process a committee of investment and accounting professionals that identifies securities that, due to certain characteristics are subjected to an enhanced analysis on a quarterly basis. The primary factors considered in evaluating whether a decline in value is other than temporary include: (a) the length of time and the extent to which the fair value has been less than cost, (b) the financial condition, credit rating and near-term prospects of the issuer, (c) whether the debtor is current on contractually obligated interest and principal payments, and

                                      F-9

(d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for further other than temporary impairments on an ongoing basis.

Investment income consists of bond interest. Interest income from any associated premium or discount is accrued on a constant effective yield basis. The accrual of income is suspended for bonds that are in default or when the receipt of interest payments is in doubt.

Due and accrued investment income with amounts over 90 days past due is non-admitted. There was no investment income due and accrued excluded from surplus at December 31, 2004 and 2003.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $22 and $12 in 2004 and 2003, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the term of the bond or mortgage loan sold. The IMR balances as of December 31, 2004 and 2003 were asset balances of $43 and $58, respectively, and are reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The net capital gains (losses) captured in the IMR in 2004, 2003 and 2002 were $0. The amount of expense amortized from the IMR in 2004, 2003 and 2002 included in the Company's
Statements of Operations, was $15, $20, and $24 respectively. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis Statements of Operations. Realized investment gains and losses are determined on a specific identification basis.

3. INVESTMENTS:

For the years ended December 31,

(a) COMPONENTS OF NET INVESTMENT INCOME
                                                                                     2004            2003            2002
                                                                                   --------       ---------      -----------
Interest income from bonds                                                         $  1,114       $   1,095      $     1,123
Interest and dividends from other investments                                            (1)             (1)              --
                                                                                   --------       ---------      -----------
Gross investment income                                                               1,113           1,094            1,123
Less: Investment expenses                                                                31              32               27
                                                                                   --------       ---------      -----------
                                                  NET INVESTMENT INCOME            $  1,082       $   1,062      $     1,096


(b) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM
INVESTMENTS

                                                                                     2004            2003            2002
                                                                                   --------       ---------      -----------
Gross unrealized capital gains                                                     $    174       $     504      $       196
Gross unrealized capital losses                                                        (133)             (1)              --
                                                                                   --------       ---------      -----------
Net unrealized capital gains                                                             41             503              196
Balance, beginning of year                                                              503             196              202
                                                                                   --------       ---------      -----------
                      CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS     $   (462)      $     307      $        (6)
                                                                                   --------       ---------      -----------

(c) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)

There were no sales of bonds for the years ended December 31, 2004, 2003 and 2002.

(d) DERIVATIVE INSTRUMENTS

The Company had no significant derivative holdings as of December 31, 2004 or 2003.

(e) CONCENTRATION OF CREDIT RISK

Excluding U.S. Government and government agency investments, the Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 2004.

                                      F-10

(f) BONDS BY CLASSIFICATION

                                                                                          December 31, 2004
                                                                                -----------------------------------------------
                                                                                                Gross       Gross     Estimated
                                                                                Statement    Unrealized   Unrealized     Fair
                                                                                  Value         Gains       Losses      Value
                                                                                -----------------------------------------------
U.S. Government and government agencies and authorities:
   --Guaranteed and sponsored                                                   $ 22,752     $     174    $    (120)  $ 22,806
Public utilities                                                                     537            --           (1)       536
All other corporate                                                                2,347            --          (12)     2,335
Short-term investments                                                            13,288            --           --     13,288
                                                                                -----------------------------------------------
                                                TOTAL BONDS                     $ 38,924     $     174    $    (133)  $ 38,965
                                                                                -----------------------------------------------


                                                                                          December 31, 2004
                                                                                -----------------------------------------------
                                                                                                Gross       Gross     Estimated
                                                                                Statement    Unrealized   Unrealized     Fair
                                                                                  Value         Gains       Losses      Value
                                                                                -----------------------------------------------
U.S. Government and government agencies and
authorities:
   --Guaranteed and sponsored                                                   $  31,973    $      503    $      --  $  32,476
All other corporate                                                                 1,436             1           (1)     1,436
Short-term investments                                                              6,591            --           --      6,591
                                                                                -----------------------------------------------
                                                TOTAL BONDS                     $  40,000    $      504    $      (1) $  40,503
                                                                                -----------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 2004 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or repayment provisions.


                                                                                Statement Value        Fair Value
                                                                                ---------------        ----------
MATURITY
One year or less                                                                $        13,288        $   13,288
Over one year through five years                                                         25,128            25,168
Over ten years                                                                              508               509
                                                                                ---------------        ----------
                                                TOTAL                           $        38,924        $   38,965


Bonds with a carrying value of $6,341 and $6,234 as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory authorities as required.


(g) REPURCHASE AGREEMENTS

For repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in other liabilities. The
Company had no repurchase agreements as of December 31, 2004 or 2003.

(h) FAIR VALUE OF FINANCIAL INSTRUMENTS ADMITTED ASSETS, LIABILITIES AND SURPLUS
STATEMENT ITEMS

The carrying amount and fair value of the Company's financial instruments at December 31, 2004 and 2003 were as follows:

                                                                                     2004                 2003
                                                                             ------------------     -------------------
                                                                             Carrying     Fair      Carrying      Fair
                                                                              Amount      Value      Amount      Value
                                                                             ------------------     -------------------
ASSETS
   Bonds and short-term investments                                          $ 38,924  $ 38,965     $ 40,000   $ 40,503

The estimated fair value of bonds was determined by the Company primarily using
NAIC market values.


                                      F-11




4. INCOME TAXES:

(a) The components of the net deferred tax asset/(liability) are as follows:

                                                                                         December 31,          December 31,
                                                                                            2004                   2003
                                                                                     ------------------     -------------------
Total of all deferred tax assets (admitted and non-admitted)                         $            8,484     $             8,829
Total of all deferred tax liabilities                                                                (9)                     (9)
                                                                                     ------------------     -------------------
Net deferred tax assets (admitted and non-admitted)                                               8,475                   8,820
Net admitted deferred tax asset                                                                      --                      --
                                                                                     ------------------     -------------------
Total deferred tax assets non-admitted                                               $            8,475     $             8,820
Decrease in deferred taxes non-admitted                                              $             (345)                    (83)
                                                                                     ------------------     -------------------

(b) Deferred tax liabilities are not recognized for the following  amounts:  The
Company does not have any deferred tax liabilities which are not recognized.

(c) The components of incurred income tax expense and the change in deferred tax assets and deferred tax liabilities are as follows:

                                                                                         2004          2003          2002
                                                                                     -----------     ---------    -----------
Current income taxes incurred                                                        $         8     $      --    $        --


The changes in the main components of deferred tax assets and deferred tax liabilities are as follows:

Deferred tax assets resulting from book/tax difference:
                                                                            December 31,      December 31,
                                                                               2004              2003               Change
                                                                            ------------      ------------        -----------
Tax deferred acquisition costs                                              $        194      $        194        $        --
Amortization of goodwill                                                             226               277                (51)
Net operating loss                                                                 8,050             8,353               (303)
Other                                                                                 14                 5                  9
                                                                            ------------      ------------        -----------
Total deferred tax assets                                                   $      8,484      $      8,829        $      (345)
                                                                            ------------      ------------        -----------
Deferred tax assets non-admitted                                            $      8,475      $      8,820        $      (345)
                                                                            ------------      ------------        -----------

Deferred tax liabilities resulting from book/tax difference:

                                                                            December 31,      December 31,
                                                                               2004              2003               Change
                                                                            ------------      ------------        -----------
Bonds                                                                       $         (9)     $         (9)       $        --
                                                                            ------------      ------------        -----------
Total deferred tax liabilities                                              $         (9)     $         (9)       $        --
                                                                            ------------      ------------        -----------


                                                                            December 31,      December 31,
                                                                               2004              2003               Change
                                                                            ------------      ------------        -----------
Total deferred tax assets                                                   $      8,484      $      8,829        $      (345)
Total deferred tax liabilities                                                        (9)               (9)                --
                                                                            ------------      ------------        -----------
Net deferred tax asset (liability)                                          $      8,475      $      8,820        $      (345)
                                                                            ------------      ------------        -----------
Change in net deferred income tax                                                                                 $      (345)
                                                                            ------------      ------------        -----------
                                      F-12



(d) The Company's income tax expense and change in deferred tax assets and deferred tax liabilities differs from the amount obtained by applying the federal statutory rate of 35% to the Net (Loss) Gain from Operations for the following reasons:

                                                                         Effective         Effective          Effective
                                                                 2004    Tax Rate    2003  Tax Rate    2002    Tax Rate
                                                             ----------------------------------------------------------------
Provision computed at statutory rate                         $ 307        35.0%     $ 256    35.0%     $ 349      35.0%
Prior year adjustments                                          46         5.2%      (173)  (23.7)%      171      17.1%
                                                             ----------------------------------------------------------------
                                     TOTAL                   $ 353        40.2%     $  83     11.3%    $ 520      52.1%
                                                             ----------------------------------------------------------------


                                                                         Effective         Effective          Effective
                                                                 2004    Tax Rate    2003  Tax Rate    2002    Tax Rate
                                                             ----------------------------------------------------------------
Federal and foreign income tax incurred                      $    8         0.9%    $  --      --      $  --        --
Change in net deferred income taxes                             345        39.3%       83    11.3%       520      52.1%
                                                             ----------------------------------------------------------------
               TOTAL STATUTORY INCOME TAXES                  $  353        40.2%    $  83    11.3%     $ 520      52.1%
                                                             ----------------------------------------------------------------

(e) As of December 31, 2004, the Company had operating loss carry forwards of $23,001. If not utilized, it will expire as follows:
2010                  $  954
2011                   2,908
2012                   4,161
2013                   5,034
2014                   6,793
2015                      --
2016                   2,920
2017                     231

The Company had income taxes incurred in the current and prior years that will be available for recoupment in the future as follows:


 2004                 $    8

(f)  The  Company's  Federal  income  tax  return  is  consolidated  within  The
     Hartford's consolidated Federal income tax return.

The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. Allocation is based upon separate return calculations with current credit for net losses, to the extent available for use by the group. Intercompany tax balances are settled quarterly.


5. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

Allstate Life Insurance Company (Allstate) reinsures 100% of the Company's non-New York general account policy liabilities based on coinsurance arrangements and 100% of the Company's non-New York separate account policy liabilities based on coinsurance and modified coinsurance arrangements.

There were no material reinsurance recoverables from reinsurers outstanding as of December 31, 2004 and 2003.

                                      F-13

The effect of reinsurance as of and for the year ended December 31 is summarized as follows:

                                                                                         Direct         Ceded           Net
                                                                                    --------------  -------------    ---------
2004
Aggregate reserves for future benefits                                              $       27,011  $    (25,200)    $   1,811
Premiums and annuity considerations                                                 $        2,488  $     (2,401)    $      87
Annuity benefits                                                                    $        1,792  $     (1,707)    $      85
Surrender benefits                                                                  $       19,235  $    (18,087)    $   1,148


                                                                                         Direct         Ceded           Net
                                                                                    --------------  -------------    ---------
2003
Aggregate reserves for future benefits                                              $       28,699  $     (26,344)   $   2,355
Premiums and annuity considerations                                                 $        3,093  $      (2,956)   $     137
Annuity benefits                                                                    $        1,670  $      (1,591)   $      79
Surrender benefits                                                                  $       16,200  $     (15,416)   $     784

                                                                                         Direct         Ceded           Net
                                                                                    --------------  -------------    ---------
2002
Aggregate reserves for future benefits                                              $       28,832  $     (26,455)   $   2,377
Premiums and annuity considerations                                                 $        2,604  $      (2,414)   $     190
Annuity benefits                                                                    $        1,638  $      (1,566)   $      72
Surrender benefits                                                                  $       20,774  $     (20,133)   $     641


6. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates within The Hartford relate principally to rent and salaries. Rent and salaries allocated by HLA to the Company were $62, $68 and $7 for the years ended December 31, 2004, 2003 and
2002, respectively. The terms of the settlement require that these amounts be settled generally within 30 days. Investment management fees were allocated by Hartford Investment Management Company and are a component of net investment income.

7. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POSTEMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates.

Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The
Hartford has pre-funded a portion of the health care and life insurance obligations through trust funds where such pre-funding can be accomplished on a tax effective basis.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Common Stock of The Hartford or certain other investments are matched to a limit of 3% of compensation. In 2003, The Hartford allocated 0.5% of base salary to the plan for each eligible employee. Beginning in 2004, the floor company contribution for eligible employees was increased to 1.5%.

The expense allocated to the Company for these plans was not material to the results of operations for 2004, 2003 or 2002.

8. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid by State of Connecticut insurance companies to shareholders is restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance
Commissioner. Dividends are not cumulative. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations. No dividends were paid in 2004, 2003 and 2002. The amount available for dividend in 2005 is approximately $0.

                                      F-14



The portion of unassigned funds (surplus) reduced by each item below as of December 31, is as follows:

                                                                                              2004       2003
                                                                                          ----------   ---------

Non-admitted asset values                                                                 $   (8,518)  $  (8,820)
Asset valuation reserves                                                                         (22)        (12)


9. SEPARATE ACCOUNTS:

The Company maintained separate account assets and liabilities totaling $35 million and $41 million at December 31, 2004 and 2003, respectively. Separate account assets are segregated from other investments and reported at fair value.
Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account
Statement of Operations as a component of Net Transfers to Separate Accounts.
Separate accounts can reflect two categories of risk assumption: non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards, and guaranteed, wherein the Company contractually guarantees either a minimum return or account value to the policyholder. The Company had $35 million and $41 million non-guaranteed separate account assets and no guaranteed separate account assets as of December 31, 2004 and 2003, respectively.

An analysis of the Separate Accounts as of December 31, 2004 is as follows:

                                                                Non-indexed
                                                                 Guaranteed     Non-indexed     Non-guaranteed
                                                               Less Than or     Guaranteed        Separate
                                                                Equal to 4%    More Than 4%       Accounts        Total
                                                               ------------    ------------     --------------   --------

1. Premiums considerations or deposits for the year
        ended 2004                                             $         --    $         --     $          322   $    322
                                                               ------------    ------------     --------------   --------

2. Reserves @ year end
   I. For accounts with assets at:
      a. Market value                                          $        134    $        244     $       34,574   $ 34,952
      b. Amortized cost                                                  --              --                 --         --
                                                               ------------    ------------     --------------   --------
      c. Total reserves                                        $        134    $        244     $       34,574   $ 34,952
                                                               ------------    ------------     --------------   --------

  II. By withdrawal characteristics:
      a. Subject to discretionary withdrawal                   $         --    $         --     $           --   $     --
      b. With MVA                                                       134             244                 --        378
      c. @ BV without MV adjustment and with
          surrender charge 5% or more                                    --              --                 --         --
      d. @ market value                                                  --              --             34,540     34,540
      e. @ BV without MV adjustment and with
          surrender charge less than 5%                                  --              --                 --         --
                                                               ------------    ------------     --------------   --------
      f. Subtotal                                                       134             244             34,540     34,918
      g. Not subject to discretionary
          withdrawal                                                     --              --                 34         34
                                                               ------------    ------------     --------------   --------
                                                    TOTAL      $        134    $        244     $       34,574   $  4,952



10. COMMITMENTS AND CONTINGENT LIABILITIES:

(a) Litigation

The Company is or may become involved in various legal actions in the ordinary course of its business, some of which assert claims for substantial amounts.
Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company.


(b) Guaranty Funds

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $9, $5 and $15 in 2004, 2003 and 2002, respectively, of which $3 and $0 increased, $12 decreased in 2004, 2003 and 2002, respectively, the creditable amount against premium taxes.

                                      F-15




(c) Tax Matters
The Company's federal income tax returns are routinely audited by the Internal
Revenue Service ("IRS"). During 2004, the IRS completed its examination and issued its Revenue Agents Report for the 1998-2001 tax years. The IRS and the Company agreed upon all matters and no additional tax adjustments were required.
The IRS is expected to begin its audit of the 2002-2004 tax years sometime in 2005. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from future tax examinations and other tax-related matters for all open tax years.

                                      *****
                                      F-16


AMERICAN MATURITY LIFE
INSURANCE COMPANY
SEPARATE ACCOUNT AMLVA

FINANCIAL STATEMENTS AS OF DECEMBER 31, 2004 AND FOR THE PERIODS ENDED DECEMBER 31, 2004 AND 2003, AND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of American Maturity Life Insurance Company

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the American Maturity Life Insurance Company Separate Account AMLVA (the "Account") as of December 31, 2004, the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004 by correspondence with the Account's fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the American Maturity Life Insurance Company Separate Account AMLVA as of December 31, 2004, the results of operations for the period then ended and the changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Chicago, Illinois
March 24, 2005

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                 Dreyfus            Dreyfus                                            Neuberger &
                                 Variable           Variable                                         Berman Advisors      Scudder
                                Investment         Investment         Janus             Janus           Management       Variable
                                   Fund               Fund         Aspen Series      Aspen Series         Trust          Series I
                                Sub-Account        Sub-Account      Sub-Account       Sub-Account      Sub-Account     Sub-Account
                              ----------------   ---------------   -------------   ---------------   ---------------  -------------

                                VIF Capital       VIF Developing                       Worldwide
                                Appreciation         Leaders         Balanced           Growth         AMT Partners        Bond
                              ----------------   ---------------   -------------   ---------------   ---------------  -------------
ASSETS
Investments at fair value     $      6,682,111   $     1,951,614   $   3,695,866   $     4,894,767   $     3,888,452  $   4,387,143
                              ----------------   ---------------   -------------   ---------------   ---------------  -------------

    Total assets              $      6,682,111   $     1,951,614   $   3,695,866   $     4,894,767   $     3,888,452  $   4,387,143
                              ================   ===============   =============   ===============   ===============  =============

NET ASSETS
Accumulation units            $      6,654,277   $     1,938,427   $   3,695,866   $     4,894,767   $     3,888,452  $   4,387,143
Contracts in payout
   (annuitization) period               27,834            13,187               -                 -                 -              -
                              ----------------   ---------------   -------------   ---------------   ---------------  -------------

    Total net assets          $      6,682,111   $     1,951,614   $   3,695,866   $     4,894,767   $     3,888,452  $   4,387,143
                              ================   ===============   =============   ===============   ===============  =============

FUND SHARE INFORMATION
Number of shares                       187,911            46,970         151,532           182,777           212,252        615,308
                              ================   ===============   =============   ===============   ===============  =============

Cost of investments           $      6,085,049   $     2,036,111   $   3,287,762   $     5,098,565   $     3,647,621  $   4,214,258
                              ================   ===============   =============   ===============   ===============  =============

ACCUMULATION UNIT FAIR VALUE
    Lowest                    $          15.39   $         16.72   $       19.96   $         14.42   $         15.51  $       15.00
                              ================   ===============   =============   ===============   ===============  =============

    Highest                   $          15.39   $         16.72   $       19.96   $         14.42   $         15.51  $       15.00
                              ================   ===============   =============   ===============   ===============  =============


See notes to financial statements.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA

STATEMENTS OF NET ASSETS
DECEMBER 31, 2004
--------------------------------------------------------------------------------------------------------

                                           Scudder                 Scudder                 Scudder
                                          Variable                Variable                Variable
                                          Series I                Series I                Series I
                                         Sub-Account             Sub-Account             Sub-Account
                                    ---------------------   ---------------------   --------------------

                                                                 Growth and                 Money
                                       Capital Growth              Income                  Market
                                    ---------------------   ---------------------   --------------------
ASSETS
Investments at fair value           $           2,216,714   $           4,848,345   $          2,015,911
                                    ---------------------   ---------------------   --------------------

    Total assets                    $           2,216,714   $           4,848,345   $          2,015,911
                                    =====================   =====================   ====================

NET ASSETS
Accumulation units                  $           2,216,714   $           4,848,345   $          2,015,911
Contracts in payout
   (annuitization) period                               -                       -                      -
                                    ---------------------   ---------------------   --------------------

    Total net assets                $           2,216,714   $           4,848,345   $          2,015,911
                                    =====================   =====================   ====================

FUND SHARE INFORMATION
Number of shares                                  141,462                 521,889              2,015,911
                                    =====================   =====================   ====================

Cost of investments                 $           2,806,054   $           5,486,658   $          2,015,911
                                    =====================   =====================   ====================

ACCUMULATION UNIT FAIR VALUE
    Lowest                          $               13.82   $               12.07   $              12.29
                                    =====================   =====================   ====================

    Highest                         $               13.82   $               12.07   $              12.29
                                    =====================   =====================   ====================

See notes to financial statements.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------

                                          Dreyfus          Dreyfus                                      Neuberger &
                                          Variable         Variable                                   Berman Advisors   Scudder
                                         Investment       Investment        Janus          Janus        Management      Variable
                                            Fund             Fund        Aspen Series   Aspen Series      Trust         Series I
                                         Sub-Account      Sub-Account     Sub-Account    Sub-Account   Sub-Account     Sub-Account
                                        --------------  --------------  --------------  ------------  ---------------  -----------

                                         VIF Capital    VIF Developing                    Worldwide
                                         Appreciation      Leaders         Balanced        Growth       AMT Partners      Bond
                                        --------------  --------------  --------------  ------------  ---------------  -----------
NET INVESTMENT INCOME (LOSS)
Dividends                               $      110,493  $        3,711  $       84,171  $     50,845  $           435  $   183,346
Charges from American Maturity Life
  Insurance Company:
    Mortality and expense risk                 (46,034)        (12,590)        (25,499)      (34,421)         (25,680)     (30,090)
    Administrative expense                     (14,165)         (3,874)         (7,846)      (10,591)          (7,902)      (9,258)
                                        --------------  --------------  --------------  ------------  ---------------  -----------

    Net investment income (loss)                50,294         (12,753)         50,826         5,833          (33,147)     143,998
                                        --------------  --------------  --------------  ------------  ---------------  -----------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                      1,745,496         417,674       1,046,895     1,588,616        1,590,249    1,280,221
    Cost of investments sold                 1,620,664         465,252         976,846     1,717,379        1,694,577    1,244,945
                                        --------------  --------------  --------------  ------------  ---------------  -----------

      Realized gains (losses)
        on fund shares                         124,832         (47,578)         70,049      (128,763)        (104,328)      35,276

Change in unrealized gains (losses)            102,420         253,697         148,828       309,135          765,942       22,591
                                        --------------  --------------  --------------  ------------  ---------------  -----------

    Net realized and unrealized
      gains (losses) on investments            227,252         206,119         218,877       180,372          661,614       57,867
                                        --------------  --------------  --------------  ------------  ---------------  -----------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                     $      277,546  $      193,366  $      269,703  $    186,205  $       628,467  $   201,865
                                        ==============  ==============  ==============  ============  ===============  ===========

See notes to financial statements.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
----------------------------------------------------------------------------------------------------------------------

                                                         Scudder                 Scudder                 Scudder
                                                         Variable               Variable                Variable
                                                         Series I               Series I                Series I
                                                       Sub-Account             Sub-Account             Sub-Account
                                                  ---------------------   ---------------------   --------------------

                                                                               Growth and                 Money
                                                      Capital Growth             Income                  Market
                                                  ---------------------   ---------------------   --------------------
NET INVESTMENT INCOME (LOSS)
Dividends                                         $              12,350   $              40,220   $             19,221
Charges from American Maturity Life
  Insurance Company:
    Mortality and expense risk                                  (14,912)                (33,109)               (14,265)
    Administrative expense                                       (4,588)                (10,187)                (4,389)
                                                  ---------------------   ---------------------   --------------------

    Net investment income (loss)                                 (7,150)                 (3,076)                   567
                                                  ---------------------   ---------------------   --------------------

NET REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
    Proceeds from sales                                         557,643               1,529,073                738,342
    Cost of investments sold                                    744,304               1,859,668                738,342
                                                  ---------------------   ---------------------   --------------------

      Realized gains (losses)
        on fund shares                                         (186,661)               (330,595)                     -

Change in unrealized gains (losses)                             348,651                 768,399                      -
                                                  ---------------------   ---------------------   --------------------

    Net realized and unrealized
      gains (losses) on investments                             161,990                 437,804                      -
                                                  ---------------------   ---------------------   --------------------

INCREASE (DECREASE) IN NET ASSETS
    FROM OPERATIONS                               $             154,840   $             434,728   $                567
                                                  =====================   =====================   ====================

See notes to financial statements.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                                Dreyfus Variable            Dreyfus Variable
                                                Investment Fund              Investment Fund             Janus Aspen Series
                                                  Sub-Account                  Sub-Account                   Sub-Account
                                           -------------------------   --------------------------    -------------------------

                                           VIF Capital Appreciation      VIF Developing Leaders              Balanced
                                           -------------------------   --------------------------    -------------------------

                                              2004          2003          2004           2003           2004          2003
                                           -----------   -----------   -----------    -----------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)               $    50,294   $    37,719   $   (12,753)   $   (13,856)   $    50,826   $    58,721
Net realized gains (losses)                    124,832      (101,534)      (47,578)      (182,489)        70,049        (3,860)
Change in unrealized gains (losses)            102,420     1,441,142       253,697        650,231        148,828       475,988
                                           -----------   -----------   -----------    -----------    -----------   -----------

Increase (decrease) in net assets
   from operations                             277,546     1,377,327       193,366        453,886        269,703       530,849
                                           -----------   -----------   -----------    -----------    -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        73,977       114,438         8,203         29,605         26,596        63,410
Benefit payments                              (199,673)      (54,298)      (18,292)        (1,200)      (257,769)      (78,061)
Payments on termination                     (1,334,119)     (964,420)     (301,424)      (252,149)      (501,918)     (504,849)
Records maintenance charge                      (4,944)       (6,170)       (1,321)        (1,435)        (2,625)       (3,513)
Transfers among the sub-accounts
   and with the Fixed Account - net            (73,055)     (125,324)      159,301         76,326       (191,337)      (76,920)
                                           -----------   -----------   -----------    -----------    -----------   -----------

Increase (decrease) in net assets
   from contract transactions               (1,537,814)   (1,035,774)     (153,533)      (148,853)      (927,053)     (599,933)
                                           -----------   -----------   -----------    -----------    -----------   -----------

INCREASE (DECREASE) IN NET ASSETS           (1,260,268)      341,553        39,833        305,033       (657,350)      (69,084)

NET ASSETS AT BEGINNING OF PERIOD            7,942,379     7,600,826     1,911,781      1,606,748      4,353,216     4,422,300
                                           -----------   -----------   -----------    -----------    -----------   -----------

NET ASSETS AT END OF PERIOD                $ 6,682,111   $ 7,942,379   $ 1,951,614    $ 1,911,781    $ 3,695,866   $ 4,353,216
                                           ===========   ===========   ===========    ===========    ===========   ===========

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                   537,381       617,869       126,201        138,496        234,717       269,641
         Units issued                           28,355        46,221        28,583         26,127          9,557        32,410
         Units redeemed                       (131,669)     (126,709)      (38,088)       (38,422)       (59,090)      (67,334)
                                           -----------   -----------   -----------    -----------    -----------   -----------
   Units outstanding at end of period          434,067       537,381       116,696        126,201        185,184       234,717
                                           ===========   ===========   ===========    ===========    ===========   ===========

See notes to financial statements.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                                                       Neuberger & Berman Advisors            Scudder
                                               Janus Aspen Series            Management Trust            Variable Series I
                                                   Sub-Account                  Sub-Account                 Sub-Account
                                           -------------------------   --------------------------    -------------------------

                                                Worldwide Growth              AMT Partners                      Bond
                                           -------------------------   --------------------------    -------------------------

                                              2004          2003          2004           2003           2004          2003
                                           -----------   -----------   -----------    -----------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)               $     5,833   $    14,241   $   (33,147)   $   (30,278)   $   143,998   $   175,519
Net realized gains (losses)                   (128,763)     (370,989)     (104,328)      (346,292)        35,276        45,251
Change in unrealized gains (losses)            309,135     1,526,255       765,942      1,434,238         22,591         3,976
                                           -----------   -----------   -----------    -----------    -----------   -----------

Increase (decrease) in net assets
   from operations                             186,205     1,169,507       628,467      1,057,668        201,865       224,746
                                           -----------   -----------   -----------    -----------    -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        49,570        81,757        27,128         45,046         54,614        71,983
Benefit payments                              (147,499)      (64,614)      (72,338)       (37,517)      (139,241)      (40,433)
Payments on termination                     (1,081,618)     (700,970)     (718,648)      (446,955)      (885,017)     (802,115)
Records maintenance charge                      (3,968)       (5,006)       (2,685)        (3,127)        (3,324)       (4,388)
Transfers among the sub-accounts
   and with the Fixed Account - net           (201,315)     (149,921)      (79,870)       152,872        (31,316)     (761,246)
                                           -----------   -----------   -----------    -----------    -----------   -----------

Increase (decrease) in net assets
   from contract transactions               (1,384,830)     (838,754)     (846,413)      (289,681)    (1,004,284)   (1,536,199)
                                           -----------   -----------   -----------    -----------    -----------   -----------

INCREASE (DECREASE) IN NET ASSETS           (1,198,625)      330,753      (217,946)       767,987       (802,419)   (1,311,453)

NET ASSETS AT BEGINNING OF PERIOD            6,093,392     5,762,639     4,106,398      3,338,411      5,189,562     6,501,015
                                           -----------   -----------   -----------    -----------    -----------   -----------

NET ASSETS AT END OF PERIOD                $ 4,894,767   $ 6,093,392   $ 3,888,452    $ 4,106,398    $ 4,387,143   $ 5,189,562
                                           ===========   ===========   ===========    ===========    ===========   ===========

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                   438,901       510,305       312,259        340,034        361,607       471,891
         Units issued                           24,353        58,998        79,775         56,977         27,824        54,282
         Units redeemed                       (123,898)     (130,402)     (141,386)       (84,752)       (96,868)     (164,566)
                                           -----------   -----------   -----------    -----------    -----------   -----------
   Units outstanding at end of period          339,356       438,901       250,648        312,259        292,563       361,607
                                           ===========   ===========   ===========    ===========    ===========   ===========

See notes to financial statements.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------

                                                    Scudder                     Scudder                       Scudder
                                               Variable Series I           Variable Series I             Variable Series I
                                                  Sub-Account                 Sub-Account                   Sub-Account
                                           -------------------------   --------------------------    -------------------------

                                                Capital Growth             Growth and Income               Money Market
                                           -------------------------   --------------------------    -------------------------

                                              2004          2003          2004           2003           2004          2003
                                           -----------   -----------   -----------    -----------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
Net investment income (loss)               $    (7,150)  $    (9,116)  $    (3,076)   $    10,611    $       567   $      (471)
Net realized gains (losses)                   (186,661)     (231,333)     (330,595)      (501,148)             -             -
Change in unrealized gains (losses)            348,651       731,061       768,399      1,691,172              -             -
                                           -----------   -----------   -----------    -----------    -----------   -----------

Increase (decrease) in net assets
   from operations                             154,840       490,612       434,728      1,200,635            567          (471)
                                           -----------   -----------   -----------    -----------    -----------   -----------

INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
Deposits                                        10,633        41,979        49,233         69,679         22,141        62,557
Benefit payments                               (33,743)       (4,252)      (79,840)       (61,725)       (35,419)      (18,430)
Payments on termination                       (397,917)     (226,300)   (1,097,469)      (717,099)      (575,051)   (1,021,716)
Records maintenance charge                      (1,709)       (1,957)       (3,932)        (4,727)        (1,743)       (2,501)
Transfers among the sub-accounts
   and with the Fixed Account - net             24,807       228,099      (133,590)        88,794        (22,209)       45,468
                                           -----------   -----------   -----------    -----------    -----------   -----------

Increase (decrease) in net assets
   from contract transactions                 (397,929)       37,569    (1,265,598)      (625,078)      (612,281)     (934,622)
                                           -----------   -----------   -----------    -----------    -----------   -----------

INCREASE (DECREASE) IN NET ASSETS             (243,089)      528,181      (830,870)       575,557       (611,714)     (935,093)

NET ASSETS AT BEGINNING OF PERIOD            2,459,803     1,931,622     5,679,215      5,103,658      2,627,625     3,562,718
                                           -----------   -----------   -----------    -----------    -----------   -----------

NET ASSETS AT END OF PERIOD                $ 2,216,714   $ 2,459,803   $ 4,848,345    $ 5,679,215    $ 2,015,911   $ 2,627,625
                                           ===========   ===========   ===========    ===========    ===========   ===========

UNITS OUTSTANDING
   Units outstanding at beginning of
      period                                   190,601       188,309       513,940        580,402        213,891       289,907
         Units issued                           14,725        39,455        33,484         60,479         64,438       102,457
         Units redeemed                        (44,907)      (37,163)     (145,739)      (126,941)      (114,311)     (178,473)
                                           -----------   -----------   -----------    -----------    -----------   -----------
   Units outstanding at end of period          160,419       190,601       401,685        513,940        164,018       213,891
                                           ===========   ===========   ===========    ===========    ===========   ===========

See notes to financial statements.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.    ORGANIZATION

      American Maturity Life Separate Account AMLVA (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of American Maturity Life Insurance Company ("American Maturity"). The assets of the Account are legally segregated from those of American Maturity. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

      American Maturity is a subsidiary of Hartford Life and Accident Insurance Company, which is a direct subsidiary of Hartford Life, Inc. ("HLI"). HLI is a direct subsidiary of Hartford Fire Insurance Company, which is a wholly-owned subsidiary of The Hartford Financial Services Group, Inc. American Maturity entered into an administrative servicing agreement (the "Agreement") with Glenbrook Life and Annuity Company ("Glenbrook Life"). In January 2005, Glenbrook Life merged into Allstate Life Insurance Company ("Allstate Life"). Allstate Life is the surviving legal entity and Glenbrook life no longer exists as a legal entity. As a result of the merger, Allstate Life assumed Glenbrook Life's responsibilities and obligations under the Agreement. The underlying terms and conditions of the Agreement remain unchanged. Allstate Life is responsible for the administration of the contracts of the Account. The obligations of Allstate Life under this Agreement are to American Maturity. Although American Maturity is responsible for all contract terms and conditions, Allstate Life is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration.

      American Maturity issued the AARP Variable Annuity contract, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. The Account accepts additional deposits from existing contractholders but is closed to new customers. Absent any contract provisions wherein American Maturity contractually guarantees either a minimum return or account value upon death or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

            DREYFUS VARIABLE INVESTMENT FUND
               VIF Capital Appreciation                 VIF Developing Leaders
            JANUS ASPEN SERIES
               Balanced                                 Worldwide Growth
            NEUBERGER & BERMAN ADVISORS MANAGEMENT TRUST
               AMT Partners
            SCUDDER VARIABLE SERIES I
               Bond                                     Growth and Income
               Capital Growth                           Money Market

     The net assets are affected by the investment results of each fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments for the fixed account described below, the latter being included in the general account of American Maturity.

     A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

     policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

     Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     Through the Agreement, Allstate Life provides insurance and administrative services to the contractholders for a fee and maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Allstate Life, as the administrator, has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on net asset values of the Funds, which value their investment securities at fair value. The difference between cost and current market prices of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

     DIVIDENDS - Dividends declared by the Funds are recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in Section 817(h) of the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of
     Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. As such, the operations of the Account are included in the tax return of American Maturity. American Maturity is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account, as the Account did not generate taxable income. Earnings and realized capital gains of the Account attributable to the contractholders are excluded in the determination of federal income tax liability of American Maturity.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3.    EXPENSES

      CONTINGENT DEFERRED SALES CHARGE - In the event of a full or partial withdrawal of the account value, a contingent deferred sales charge may be imposed. Allstate Life will assess this charge except for contracts from the state of New York. American Maturity will assess contracts from the state of New York. The withdrawal charge is 5% of the amount withdrawn prior to the second anniversary of any purchase payment and is reduced by 1% each year in years 2 through 5. In year 6 and subsequent, there is no contingent deferred sales charge. In certain situations, the contingent deferred sales charge may be waived.

      MORTALITY AND EXPENSE RISK CHARGE - American Maturity assumes mortality and expense risks related to the operations of the Account and currently deducts charges daily at a rate equal to 0.65% per annum of the daily net assets of the Account. The mortality and expense risk charge is recognized as a reduction in the accumulation unit values. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract.

      ADMINISTRATION FEE - American Maturity deducts administrative expense charges daily at a rate equal to 0.20% per annum of the daily net assets of the Account. The contract administration charge is recognized as a reduction in accumulation unit values.

      ANNUAL MAINTENANCE FEE - American Maturity deducts an annual maintenance charge of $25 on each contract anniversary. This charge will be waived if certain conditions are met. These charges are recognized as redemption of units.

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

4.  PURCHASES OF INVESTMENTS

    The cost of purchases of investments for the year ended December 31, 2004 were as follows:

                                                                                  Purchases
                                                                                 ------------
    Investments in the Dreyfus Variable Investment Fund Sub-Accounts:
           VIF Capital Appreciation                                              $    257,976
           VIF Developing Leaders                                                     251,390

    Investments in the Janus Aspen Series Sub-Accounts:
           Balanced                                                                   170,667
           Worldwide Growth                                                           209,618

    Investments in the Neuberger & Berman Advisors Management
        Trust Sub-Account:
           AMT Partners                                                               710,689

    Investments in the Scudder Variable Series I Sub-Accounts:
           Bond                                                                       419,934
           Capital Growth                                                             152,563
           Growth and Income                                                          260,399
           Money Market                                                               126,628
                                                                                 ------------
                                                                                 $  2,559,864
                                                                                 ============

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5.   FINANCIAL HIGHLIGHTS

     A summary of units outstanding, accumulation unit fair values, net assets, investment income ratios, expense ratios, excluding expenses of the underlying funds, and total return ratios by sub-accounts is presented below for each of the four years in the period ended December 31, 2004.

     As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets.

     ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

           * INVESTMENT INCOME RATIO - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests.

          ** EXPENSE RATIO - These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and contract administration charges, for each period indicated. The ratios include only those expenses that result in a reduction in the accumulation unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund have been excluded.

         *** TOTAL RETURN - These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units.

                                                 At December 31,                       For the year ended December 31,
                                  ---------------------------------------------  --------------------------------------------

                                      Units      Accumulation      Net Assets       Investment       Expense         Total
                                     (000s)     Unit Fair Value      (000s)        Income Ratio*     Ratio**       Return***
                                  ------------  ---------------  --------------  ----------------  -----------  -------------
Investments in the Dreyfus
    Variable Investment Fund
    Sub-Accounts:
        VIF Capital Appreciation
           2004                            434  $         15.39  $        6,682              1.51%        0.85%          4.16%
           2003                            537            14.78           7,942              1.30         0.85          20.14
           2002                            618            12.30           7,601              1.01         0.85         -17.42
           2001                            735            14.90          10,955              0.76         0.85         -10.08
        VIF Developing
          Leaders
           2004                            117            16.72           1,952              0.19         0.85          10.40
           2003                            126            15.15           1,912              0.03         0.85          30.58
           2002                            138            11.60           1,607              0.05         0.85         -19.81
           2001                            164            14.47           2,368              0.41         0.85          -6.91

AMERICAN MATURITY LIFE INSURANCE COMPANY SEPARATE ACCOUNT AMLVA

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
                                                 At December 31,                       For the year ended December 31,
                                  ---------------------------------------------  --------------------------------------------
                                      Units      Accumulation      Net Assets       Investment       Expense        Total
                                     (000s)     Unit Fair Value      (000s)        Income Ratio*     Ratio**       Return***
                                  ------------  ---------------  --------------  ----------------  -----------  -------------
Investments in the Janus
    Aspen Series Sub-Accounts:
        Balanced
           2004                            185  $         19.96  $        3,696              2.09%        0.85%          7.61%
           2003                            235            18.55           4,353              2.19         0.85          13.08
           2002                            270            16.40           4,422              2.33         0.85          -7.24
           2001                            336            17.68           5,946              2.41         0.85          -5.48
        Worldwide Growth
           2004                            339            14.42           4,895              0.93         0.85           3.89
           2003                            439            13.88           6,093              1.05         0.85          22.94
           2002                            510            11.29           5,763              0.86         0.85         -26.13
           2001                            597            15.29           9,131              0.44         0.85         -23.10

Investment in the Neuberger &
    Berman Advisers
    Management Trust
    Sub-Account:
        AMT Partners
           2004                            251            15.51           3,888              0.01         0.85          17.97
           2003                            312            13.15           4,106              0.00         0.85          33.95
           2002                            340             9.82           3,338              0.55         0.85         -24.79
           2001                            403            13.05           5,254              0.39         0.85          -3.65

Investments in the Scudder
    Variable Series I
    Sub-Accounts:
        Bond
           2004                            293            15.00           4,387              3.83         0.85           4.49
           2003                            362            14.35           5,190              3.82         0.85           4.17
           2002                            472            13.78           6,501              6.22         0.85           6.74
           2001                            595            12.91           7,675              4.01         0.85           4.84
        Capital Growth
           2004                            160            13.82           2,217              0.53         0.85           7.07
           2003                            191            12.91           2,460              0.40         0.85          25.81
           2002                            188            10.26           1,932              0.33         0.85         -29.79
           2001                            218            14.61           3,180             11.79         0.85         -20.04
        Growth and Income
           2004                            402            12.07           4,848              0.76         0.85           9.23
           2003                            514            11.05           5,679              1.02         0.85          25.67
           2002                            580             8.79           5,104              0.98         0.85         -23.78
           2001                            675            11.54           7,786              3.43         0.85         -12.05
        Money Market
           2004                            164            12.29           2,016              0.83         0.85           0.05
           2003                            214            12.28           2,628              0.82         0.85          -0.03
           2002                            290            12.29           3,563              1.49         0.85           0.63
           2001                            336            12.21           4,102              3.95         0.85           3.08

                                       14
                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

            (a) All financial statements are included in Part A and Part B of the Registration Statement.

            (b)(1) Resolution of the board of directors of American Maturity Life Insurance Company ("American Maturity") authorizing the establishment of the Separate Account. /1

            (2) Not applicable.

            (3) (a) Principal Underwriter Agreement between American Maturity and Hartford Securities Distribution Company, Inc. /1

            (b) Not applicable.

            (4) Copy of the Group Flexible Premium Variable Annuity Contract and the Flexible Premium Variable Annuity Certificate. /2

            (5) Copy of the Enrollment Form. /2

            (6)(a) Certificate of Incorporation of American Maturity./3

            (b) Bylaws of American Maturity. /6

            (7) Not applicable.

            (8) Fund Participation agreements between Neuberger Berman Advisors Management Trust and American Maturity; and Dreyfus Variable Investment Fund and American Maturity. /2 Fund Participation agreements between Janus Aspen Series and American Maturity; and Scudder Variable Life Investment Fund and American Maturity. /1

            (9) Opinion and Consent of Christopher M. Grinnell, Counsel and Assistant Vice President.

            (10) Consent of Independent Registered Public Accounting Firm,
                 Deloitte and Touche, LLP.

            (11) No financial statements are omitted.

            (12) Not applicable.

            (13) Not applicable.

            (14) Not applicable.

            (99) Copy of Power of Attorney.


Item 25. Directors and Officers of the Depositor





NAME                    POSITION WITH AMERICAN MATURITY LIFE INSURANCE
                        COMPANY

Thomas A. Campbell                Vice President and Actuary
David A. Carlson                  Senior Vice President and Deputy Chief
                                  Financial Officer
Michael B. Cefole                 Vice President and Director*
Richard G. Costello               Vice President and Secretary
Rochelle S. Cummings              Vice President
Christopher M. Grinnell           Assistant Vice President
Stephen T. Joyce                  Director*
Thomas M. Marra                   President, Chief Executive Officer, Chairman of the Board and
                                  Director*
Ernest M. McNeill, Jr.            Vice President and Chief Accounting Officer*
Jonathon L. Mercier               Assistant Vice President
James E. Trimble                  Vice President, Chief Actuary and
John C. Walters                   Director*
Neal S. Wolin                     Executive Vice President, Chief Financial Officer and Director*
Lizabeth H. Zlatkus               Executive Vice President, Chief Financial Officer and Director *
David M. Znamierowski             Executive Vice President, Chief Investment Officer and Director*


*Denotes election to Board of Directors.

Unless otherwise indicated, the principal business address of each the above individuals is Hartford Plaza, Hartford, CT 06115.

Item 26. Persons Controlled By or Under Common Control with the Depositor or
Registrant (Incorporated by reference to Pre-Effective Amendment No. 1, to the
Registration Statement (File No. 333-119414) dated March 31,2005.

Item 27.      Number of Certificate Owners

         As of March 31, 2005, there were 1673 Certificate Owners.

Item 28.      Indemnification

         Sections 33-770 to 33-779, inclusive, of the Connecticut General
Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section
33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive, Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

A.   conducted himself in good faith;

B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or 2. Engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

In addition, the Depositor must indemnify officers, employees and agent for liability if the individual:

A.   conducted himself in good faith;

B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities
Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.





Item 29.   Principal Underwriters

           (a) HSD acts as principal underwriter for the following companies:

Hartford Life Insurance Company - Separate Account One
Hartford Life Insurance Company - Separate Account Two
Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)
Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)
Hartford Life Insurance Company - Separate Account Two (QP Variable Account)
Hartford Life Insurance Company - Separate Account Two (Variable Account "A")
Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)
Hartford Life Insurance Company - Separate Account Ten Hartford Life Insurance
Company - Separate Account Three
Hartford Life Insurance Company - Separate Account Five
Hartford Life Insurance Company - Separate Account Seven
Hartford Life Insurance Company - Separate Account Eleven
Hartford Life Insurance Company - Separate Account Twelve
Hartford Life and Annuity Insurance Company - Separate Account One
Hartford Life and Annuity Insurance Company - Separate Account Ten
Hartford Life and Annuity Insurance Company - Separate Account Three
Hartford Life and Annuity Insurance Company - Separate Account Five
Hartford Life and Annuity Insurance Company - Separate Account Six
Hartford Life and Annuity Insurance Company - Separate Account Seven
Hart Life Insurance Company - Separate Account One
Hart Life Insurance Company - Separate Account Two
American Maturity Life Insurance Company - Separate Account
AMLVA American Maturity Life Insurance Company - Separate Account One
Nutmeg Life Insurance Company - Separate Account One
Servus Life Insurance Company - Separate Account One
Servus Life Insurance Company - Separate Account Two

      (b) Directors and Officers of HSD

Name and Principal                Positions and Offices
Business Address                  With Underwriter

David A. Carlson                  Senior Vice President and
                                  Deputy Chief Financial Officer
Richard G. Costello               Vice President and Secretary
Bruce W. Ferris                   Vice President
George R. Jay                     Chief Broker-Dealer Compliance Office and Vice President
Stephen T. Joyce                  Vice President
Thomas M. Marra                   President, Chief Executive Officer, Chairman of the Board and Director
Martin A. Swanson                 Vice President
John C. Walters                   Executive Vice President and Director
Neil S. Wolin                     Executive Vice President and General Counsel
Lizabeth H. Zlatkus               Director



Unless otherwise indicated, the principal business address of each the above individuals is Hartford Plaza, Hartford, CT 06115.

Item 30.   Location of Accounts and Records

           All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by American Maturity at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.   Management Services

           All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.   Undertakings

           (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity contracts may be accepted.

           (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional
Information.

           (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

           (d) American Maturity hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by American
Maturity.

           The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref.
No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.


----------------------

1  Incorporated  by reference  to the Initial  Submission,  to the  Registration
Statement File No. 333- 10105, filed on August 12, 1996.

2 Incorporated by reference to the Post-Effective Amendment No. 1, to the Registration Statement File No. 333-10105, filed on December 11, 1996.

3 Incorporated by reference to the Post-Effective Amendment No. 2 to the Registration Statement File No. 333-10105, filed on April 15, 1997.

4 We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the financial statements of American
Maturity Life Insurance Company for the year ending December 31, 2001 that were audited by Arthur Andersen LLP and are included in this registration statement.
This may limit your ability to assert claims against  Arthur  Andersen LLP under
Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

5  Incorporated  by  reference  to   Post-Effective   Amendment  No.  6  to  the
Registration Statement File No. 333-101923, filed on April 5, 2004.

6  Incorporated  by  reference  to   Post-Effective   Amendment  No.  7  to  the
Registration Statement File No. 333-96877, filed on April 29, 2005.







                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 29th day of April, 2005.

AMERICAN MATURITY LIFE INSURANCE COMPANY
SEPARATE ACCOUNT AMLVA
           (Registrant)

*By: Lizabeth H. Zlatkus                   *By:  /s/ Marianne O'Doherty
-----------------------                          ----------------------
Lizabeth H. Zlatkus, Executive Vice                     Marianne O'Doherty
President and Chief Financial Officer,                  Director*


AMERICAN MATURITY LIFE INSURANCE COMPANY

          (Depositor)

*By: Lizabeth H. Zlatkus
-----------------------
Lizabeth H. Zlatkus, Executive Vice
President and Chief Financial Officer,                   Director*

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed by the following persons and in the capacities and on the dates indicated.

Michael B. Cefole                 Vice President and Director*
Stephen T. Joyce                  Director
Thomas M. Marra,                  President, Chief Executive Officer, Chairman of the Board and Director*
Ernest M. McNeill, Jr.            Vice President and Chief Accounting Officer*
John C. Walters                   Director*
Lizabeth H. Zlatkus               Executive Vice President, Chief Financial Officer and Director
David M. Znamierowski             Executive Vice President, Chief Investment Officer and Director*


*By:  /s/  Marianne O'Doherty
--------------------------------
Attorney-in-Fact
April 29, 2005


                                  EXHIBIT INDEX


(9) Opinion and Consent of Christopher M. Grinnell, Counsel and Assistant Vice President

(10)(a) Consent of Independent Registered Public Accounting Firm, Deloitte and Touche, LLP

(99) Copy of Power of Attorney